UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-7418

Name of Fund:  Legg Mason Global Trust, Inc.
Fund Address:  100 Light Street
                   Baltimore, MD  21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Global Trust, Inc.
        100 Light Street
        Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  December 31, 2003

Date of reporting period:  December 31, 2003

Item 1 - Report to Shareholders

                                                   ANNUAL REPORT TO SHAREHOLDERS

                                                   December 31, 2003

                                                   LEGG MASON GLOBAL TRUST, INC.

                                                          EMERGING MARKETS TRUST
                                                             GLOBAL INCOME TRUST
                                                      INTERNATIONAL EQUITY TRUST

                                                ANNUAL REPORT TO SHAREHOLDERS  1

TO OUR SHAREHOLDERS,

  We are pleased to provide you with Legg Mason Global Trust, Inc.'s annual report for Emerging Markets Trust, Global Income Trust, and International Equity Trust for the year ended December 31, 2003.

  The following table summarizes key statistics for each Fund, as of December 31, 2003:

                                                    Total Return(A)
                                                  --------------------
                                                  6 Months   12 Months
----------------------------------------------------------------------
Emerging Markets Trust
  Primary Class                                   +43.51%     +70.26%

Global Income Trust
  Primary Class                                    +3.24%     +10.45%

International Equity Trust
  Primary Class                                   +24.56%     +39.82%
  Financial Intermediary Class                    +25.06%        N/A
  Institutional Class                             +25.38%     +41.32%

  For each of our Funds, we remind you that historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  PricewaterhouseCoopers LLP, Global Trust's independent auditors, has completed its annual examination, and audited financial statements for the year ended December 31, 2003, are included in this report.

  Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

                                                Sincerely,

                                                /S/ MARK R. FETTING
                                                --------------------------------
                                                Mark R. Fetting
                                                President

January 30, 2004

---------------
(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.
N/A -- Not applicable.

2  ANNUAL REPORT TO SHAREHOLDERS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

EMERGING MARKETS TRUST

  Average annual total returns for the Fund and its benchmark for various periods ended December 31, 2003, are presented below:

                                   Since        Five      Three      One
                                Inception(A)    Years     Years     Year
--------------------------------------------------------------------------
Emerging Markets Trust(B)
  Primary Class                    +5.28%      +16.17%   +14.73%   +70.26%
MSCI EMF Index(C)                  +0.69%      +10.62%   +12.77%   +56.28%

  Emerging markets continued to outperform the developed markets. The MSCI EMF Index return of +56.28% outperformed the S&P 500 Stock Composite Index(D) and the MSCI EAFE Index(E) for the one-, three- and five-year periods ended December 31, 2003. Of the regions within the EMF Index, Latin America was the leader for the year, with a return of 73.5%. The return for the Europe, Middle East, Africa
(EMEA) region was 56.5%, which essentially matched the EMF return. Asia, up 51.0%, lagged the EMF index.

  The return for the Emerging Markets Trust was +70.26% for the year ended December 31, 2003, outperforming the +56.28% return for the EMF Index. The portfolio benefited from positive stock selection across the regions and particularly in Asia. Within the Asian region, stock selection was strongest in Taiwan, South Korea, Thailand, China and India. Elsewhere, selection was positive in South Africa, Russia and Mexico. In addition, country allocations added value, particularly the overweighted positions, relative to the benchmark, in Thailand and Brazil and the underweighted positions in South Africa and Malaysia.

                                       Batterymarch Financial Management, Inc.

January 27, 2004

---------------

(A) The inception date of the Primary Class is May 28, 1996. Index returns are for periods beginning May 31, 1996.

(B) Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C) The Morgan Stanley Capital International ("MSCI") Emerging Markets Free ("EMF") Index is a market-weighted aggregate of 26 individual emerging country indices. The Index takes into account local and market restrictions on share ownership by foreigners.

(D) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

(E) The Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East ("EAFE") Index is an unmanaged index based on share prices of approximately 1,100 companies listed on stock exchanges around the world. Twenty countries are included in the Index's portfolio.

                                                ANNUAL REPORT TO SHAREHOLDERS  3


PERFORMANCE INFORMATION

EMERGING MARKETS TRUST

  The following graph compares the Fund's total return against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

4  ANNUAL REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[EMERGING MARKETS TRUST GRAPH]

                             Emerging Markets Trust -- Primary
                                          Class                        MSCI EMF Index(A)
                             ---------------------------------          -----------------
05/28/96                                $  10000                           $  10000
                                           10020                              10062
                                            9970                               9698
12/31/96                                   10540                               9641
                                           11654                              10457
                                           12767                              11352
                                           12205                              10334
12/31/97                                    9889                               8524
                                           10351                               9052
                                            8373                               6916
                                            6014                               5394
12/31/98                                    6987                               6364
                                            8032                               7155
                                           10451                               8901
                                           10060                               8443
12/31/99                                   14055                              10590
                                           14828                              10847
                                           13463                               9744
                                           11666                               8477
12/31/00                                    9789                               7349
                                            9357                               6949
                                           10121                               7228
                                            7880                               5667
12/31/01                                   10131                               7174
                                           11096                               7994
                                            9990                               7323
                                            7930                               6129
12/31/02                                    8684                               6744
                                            8191                               6348
                                           10302                               7832
                                           11930                               8946
12/31/03                                   14784                              10539

                                        Cumulative    Average Annual
                                       Total Return    Total Return
                     One Year             +70.26%        +70.26%
                     Five Years          +111.58%        +16.17%
                     Life of Class*       +47.84%         +5.28%
                     -------------------------------------------
                     * Inception date: May 28, 1996

 THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) A market-weighted aggregate of 26 individual emerging country indices. The Index takes into account local and market restrictions on share ownership by foreigners. Index returns are for periods beginning May 31, 1996.

                                                ANNUAL REPORT TO SHAREHOLDERS  5


PERFORMANCE INFORMATION

INDUSTRY DIVERSIFICATION
December 31, 2003
(Amounts in Thousands)

                        % of Net
                         Assets     Value
------------------------------------------
                                    (000)
Airlines                   1.6%    $ 1,539
Application Software       0.3         295
Auto Components            0.6         559
Automobiles                3.6       3,429
Banks                     10.9      10,482
Beverages                  0.4         415
Building Products          0.2         213
Chemicals                  2.5       2,386
Communications
  Equipment                0.5         435
Construction &
  Engineering              4.4       4,203
Diversified Financials     3.6       3,454
Diversified
  Telecommunications       4.5       4,331
Electric Utilities         1.4       1,363
Electronic Equipment &
  Instruments              1.9       1,861
Food & Drug Retailing      0.7         683
Food Products              0.3         243
Household Durables         1.1       1,081
Industrial
  Conglomerates            6.6       6,292
Insurance                  2.0       1,930
Machinery                  0.5         485
Marine                     4.7       4,539

                        % of Net
                         Assets     Value
------------------------------------------
                                    (000)
Media                      0.6%    $   559
Metals & Mining           15.1      14,548
Multi-Line Retail          0.6         625
Oil & Gas                  5.5       5,341
Paper Products             0.4         344
Pharmaceuticals            5.2       5,001
Real Estate                0.7         703
Semiconductor
  Equipment & Products     9.1       8,755
Specialty Retail           2.4       2,306
Steel                      0.9         826
Tobacco                    0.2         175
Transportation
  Infrastructure           0.2         182
Water Utilities            0.2         226
Wireless
  Telecommunication
  Services                 4.3       4,173
Short-Term Investments     0.6         608
                         -----     -------
Total Investment
  Portfolio               98.3      94,590
Other Assets Less
  Liabilities              1.7       1,613
                         -----     -------
NET ASSETS               100.0%    $96,203
                         =====     =======

6  ANNUAL REPORT TO SHAREHOLDERS


STATEMENT OF NET ASSETS

EMERGING MARKETS TRUST
December 31, 2003
(Amounts in Thousands)

                                                  Shares/Par        Value
--------------------------------------------------------------------------
Common Stock and Equity Interests -- 97.7%

Argentina -- 0.9%
  Grupo Financiero Galicia S.A. - ADR                   59         $   394(A)
  Quilmes Industrial S.A. (Quinsa) - ADR                14             227(A)
  Telecom Argentina Stet France Telecom
    S.A. - ADR                                          26             226(A)
                                                                   -------
                                                                       847
                                                                   -------
Brazil -- 11.5%
  Companhia de Saneamento Basico do Estado de
    Sao Paulo - SABESP                               4,000             226(A)
  Companhia Energetica de Minas Gerais - CEMIG -
    preferred shares                                12,100             221(A)
  Companhia Paranaense de Energia - Copel - ADR         52             248(A)
  Companhia Siderurgica Nacional S.A. (CSN)         24,541           1,331(A)
  Companhia Vale do Rio Doce - preferred
    shares - ADR                                        38           1,952(A)
  Companhia Vale do Rio Doce - Certificates of
    Entitlements                                        11               0(A,B)
  Gerdau S.A. - preferred shares                        39             826(A)
  Itausa - Investimentos Itau S.A. - preferred
    shares                                             419             495(A)
  Klabin S.A.                                          264             344
  Petroleo Brasileiro S.A. - Petrobras - ADR            59           1,562
  Sadia S.A. - preferred shares                        177             243(A)
  Tele Centro Oeste Celular Participacoes
    S.A. - ADR                                          29             288(A)
  Telemar Norte Leste S.A. - preferred shares       36,087             719(A)
  Unibanco - Uniao de Bancos Brasileiros
    S.A. - ADR                                          46           1,143
  Usinas Siderurgicas de Minas Gerais S.A.
    (Usiminas) - preferred shares                      126           1,478
                                                                   -------
                                                                    11,076
                                                                   -------
Chile -- 2.3%
  Banco Santander Chile S.A. - ADR                      11             255
  Corpbanca - ADR                                        6             157(A,C)
  Distribucion Y Servicio D&S S.A. - ADR                26             545(A)
  Enersis S.A. - ADR                                   122             894
  Linea Aerea Nacional Chile S.A. - ADR                 23             408
                                                                   -------
                                                                     2,259
                                                                   -------

                                                ANNUAL REPORT TO SHAREHOLDERS  7



                                                  Shares/Par        Value
--------------------------------------------------------------------------
China -- 8.5%
  Aluminium Corporation of China Limited               648         $   492
  Angang New Steel Company Limited                     532             288
  Asia Aluminum Holdings Limited                     1,076             214
  Brilliance China Automotive Holdings Limited           9             527
  China Life Insurance Co., Limited                  1,790           1,464(A)
  China Mobile (Hong Kong) Limited                     200             613
  China Petroleum and Chemical Corporation
    (Sinopec)                                        1,124             503
  China Shipping Development Company Limited           468             344
  China Telecom Corporation Limited                  1,528             625(A)
  Chongqing Iron & Steel Company Limited               404             215
  Euro-Asia Agricultural (Holdings) Company
    Limited                                          1,648               0(A,B)
  Far East Pharmaceutical Technology Company
    Limited                                          3,076             376(A)
  GZI Transport Limited                                588             182
  Jiangxi Copper Company Ltd.                          850             465
  Maanshan Iron and Steel Company                      900             298
  Sinopec Beijing Yanhua Petrochemical Company
    Limited                                            906             350(A)
  Sinopec Shanghai Petrochemical Company Limited     1,408             626
  Sinopec Zhenhai Refining and Chemical Company
    Limited                                            672             584
                                                                   -------
                                                                     8,166
                                                                   -------
Hungary -- 0.9%
  Gedeon Richter Rt.                                     7             874
                                                                   -------
India -- 8.2%
  Ashok Leyland Limited                                150             966
  Divi's Laboratories Ltd.                              37           1,281
  Geodesic Information Systems                          36             295
  Himachal Futuristic Communications, Limited          0.1            0.05(A)
  Hinduja TMT Limited                                  122             982
  Larsen & Toubro Ltd.                                  93           1,076
  Mahindra & Mahindra Limited                           69             591
  Maruti Udyog Limited                                 141           1,167
  State Bank of India                                   50             592

8  ANNUAL REPORT TO SHAREHOLDERS

EMERGING MARKETS TRUST -- CONTINUED

                                                  Shares/Par        Value
--------------------------------------------------------------------------
India -- Continued
  Suven Life Sciences Limited                           50         $   562(A)
  Transgene Biotech Limited                            194             339(A)
  Transgene Biotech Limited - warrants                 194               1(A,B)
                                                                   -------
                                                                     7,852
                                                                   -------
Indonesia -- 1.5%
  PT Bank Mandiri                                    2,942             349
  PT Bumi Resources Tbk                              5,086             302(A)
  PT Kalbe Farma Tbk                                 1,109             132(A)
  PT Telekomunikasi Indonesia                          826             662
                                                                   -------
                                                                     1,445
                                                                   -------
Israel -- 3.5%
  AudioCodes Ltd.                                       19             197(A)
  Bank Hapoalim                                        429           1,056
  ECI Telecom Limited                                   41             237(A)
  Koor Industries Ltd.                                  12             456(A)
  Teva Pharmaceutical Industries Ltd. - ADR             25           1,435
                                                                   -------
                                                                     3,381
                                                                   -------
Malaysia -- 0.6%
  Pharmaniaga Berhad                                   110             153
  Southern Bank Berhad                                  95              64
  SP Setia Berhad                                      368             338
                                                                   -------
                                                                       555
                                                                   -------
Mexico -- 3.2%
  Alfa, S.A.                                           228             683
  America Movil S.A. de C.V.                           826           1,137
  Corporation GEO, S.A. de C.V.                         50             252(A)
  Fomento Economico Mexicana, S.A. de C.V. - ADR         5             188
  Grupo Elektra, S.A. de C.V.                           66             348(A)
  Grupo Televisa S.A. - ADR                              2              82
  Telefonos de Mexico S.A. de C.V. (Telmex)            253             419
                                                                   -------
                                                                     3,109
                                                                   -------

                                                ANNUAL REPORT TO SHAREHOLDERS  9


                                                  Shares/Par        Value
--------------------------------------------------------------------------
Peru -- 0.8%
  Compania de Minas Buenaventura S.A.U. - ADR           27         $   752
                                                                   -------
Poland -- 0.8%
  KGHM Polska Miedz S.A.                               110             771(A)
                                                                   -------
Russia -- 6.1%
  AO VimpelCom - ADR                                     1              44(A)
  GMK Norilsk Nickel - ADR                              19           1,230
  Lukoil - ADR                                           1              93(C)
  Lukoil - ADR                                          18           1,711
  Peter Hambro Mining plc                               36             260(A)
  Rostelecom - ADR                                      17             218
  Sibneft - ADR                                         12             343
  Surgutneftegaz - ADR                                  19             544
  Uralsvyazinform - ADR - Preferred Shares              45             342
  Vostok Nafta Investment Ltd.                          53             657(A)
  YUKOS - ADR                                           10             428
                                                                   -------
                                                                     5,870
                                                                   -------
South Africa -- 10.5%
  ABSA Group Limited                                   103             649
  African Bank Investments Limited                     102             143
  Anglo American plc                                   141           3,008
  AngloGold Limited                                      7             333
  Edgars Consolidated Stores Limited                    27             509
  FirstRand Limited                                    164             219
  Foschini Limited                                     173             508
  Impala Platinum Holdings Limited                       8             668
  Imperial Holdings Limited                             42             419(A)
  JD Group Limited                                      83             522
  Massmart Holdings Limited                             30             138
  MTN Group Limited                                    262           1,114(A)
  RMB Holdings Limited                                  82             161
  Sanlam Limited                                       354             466(A)

10  ANNUAL REPORT TO SHAREHOLDERS

EMERGING MARKETS TRUST -- CONTINUED

                                                  Shares/Par        Value
--------------------------------------------------------------------------
South Africa -- Continued
  Standard Bank Group Limited                           71         $   418
  Telkom South Africa Limited                           75             775
                                                                   -------
                                                                    10,050
                                                                   -------
South Korea -- 19.3%
  Amotech Co., Ltd.                                     10             230(A)
  Daegu Bank                                            55             268
  Hana Bank                                             12             221(A)
  Hanjin Shipping Co., Ltd.                             40             750(A)
  Hyundai Department Store Co., Ltd.                     8             274
  Hyundai Heavy Industries Co., Ltd.                    15             485(A)
  Hyundai Merchant Marine Co., Ltd.                     57             472(A)
  Hyundai Mobis                                         10             560(A)
  Hyundai Motor Co., Ltd.                               27           1,144(A)
  INI Steel Company                                     42             367
  Kookmin Bank                                          34           1,273(A)
  Kookmin Bank - ADR                                     5             185
  Koram Bank                                            37             437(A)
  Korea Information Service Inc.                        10             332
  Korea Telecom Corporation                              5             174(A)
  Korea Zinc Co., Ltd.                                  10             251
  Korean Air Co., Ltd.                                  37             582(A)
  KT Corporation - ADR                                   9             170
  KT&G Corporation                                      10             175(A)
  LG Chem Ltd.                                           5             253(A)
  LG Electronics Inc.                                   11             526(A)
  LG Petrochemical Co., Ltd.                            14             336(A)
  Pohang Iron & Steel Co. Ltd. (POSCO)                   6             866(A)
  Pohang Iron & Steel Co., Ltd. (POSCO) - ADR            9             292
  Pusan Bank                                            45             255(A)
  Samsung Electronics Co., Ltd.                         10           3,973
  Samsung Electronics Co., Ltd. - preferred
    shares                                               7           1,438(A)
  Samsung SDI Co., Ltd.                                  6             738(A)
  Shinhan Financial Group Co., Ltd.                     15             240
  Shinsegae Department Store Company                     1             350(A)

                                              ANNUAL REPORT TO SHAREHOLDERS  11



                                                  Shares/Par        Value
--------------------------------------------------------------------------
South Korea -- Continued
  SK Telecom Co., Ltd.                                   3         $   524(A)
  SK Telecom Co., Ltd. - ADR                            24             451
                                                                   -------
                                                                    18,592
                                                                   -------
Taiwan -- 9.8%
  ASE Test Limited - ADR                               122           1,831(A)
  China Steel Corporation                              181             150
  Chinatrust Financial Holding Company Ltd.             30              30
  Cosmos Bank Taiwan                                 1,608             853
  EVA Airways Corp.                                  1,346             549
  Evergreen Marine Corporation                       1,014             884
  Formosa Chemicals & Fibre Corporation                 40              67
  Formosa Plastic Corporation                          350             577
  Gamania Digital Entertainment Co., Ltd.               94              78
  Hon Hai Precision Industry Co., Ltd                  227             893
  Nan Ya Plastic Corporation                           123             177
  Siliconware Precision Industries Company - ADR       122             627
  Taiwan Semiconductor Manufacturing Company           390             730
  Taiwan Semiconductor Manufacturing Company
    Ltd. - ADR                                          41             422
  United Microelectronics Corporation                1,368           1,173
  Yuanta Securities Corporation                        683             409
                                                                   -------
                                                                     9,450
                                                                   -------
Thailand -- 5.8%
  Italian-Thai Development Public Company
    Limited                                            621           2,162(A)
  Kiatnakin Finance Public Company Limited             878             936
  M.K. Real Estate Development Public Company
    Limited                                          3,520             363(A)
  Precious Shipping Public Company Limited           1,369           1,209
  Quality Houses Publications Co. - warrants            63               2(A)
  Thoresen Thai Agencies Public Company Limited        494             486
  Thoresen Thai Agencies Public Company Limited        400             394
                                                                   -------
                                                                     5,552
                                                                   -------

12  ANNUAL REPORT TO SHAREHOLDERS

EMERGING MARKETS TRUST -- CONTINUED



                                                  Shares/Par        Value
--------------------------------------------------------------------------
Turkey -- 3.5%
  Akbank T.A.S.                                    182,087         $   953
  Dogan Yayin Holdings A.S.                        124,161             477
  Enka Insaat ve Sanayi A.S.                         8,379             218
  Haci Omer Sabanci Holding A.S.                   141,420             670
  Koc Holding A.S.                                  16,430             280
  Turkiye Sinai Kalkinma Bankasi A.S.              116,379             472(A)
  Vestel Electronik                                 71,905             302(A)
                                                                   -------
                                                                     3,372
                                                                   -------
United Kingdom -- N.M.
  Aricom plc                                            36               9(A,B)
                                                                   -------
Total Common Stock and Equity Interests (Identified
  Cost -- $68,351)                                                  93,982
--------------------------------------------------------------------------
Repurchase Agreements -- 0.6%

Goldman, Sachs & Company
  0.97%, dated 12/31/03, to be repurchased at $608
  on 1/2/04 (Collateral: $627 Fannie Mae government
  mortgage-backed securities, 5%, due 10/1/33,
  value $623)                                         $608             608
                                                                   -------
Total Repurchase Agreements (Identified Cost -- $608)                  608
--------------------------------------------------------------------------
Total Investments -- 98.3% (Identified Cost -- $68,959)             94,590
Other Assets Less Liabilities -- 1.7%                                1,613
                                                                   -------
NET ASSETS -- 100.0%                                               $96,203
                                                                   =======

                                               ANNUAL REPORT TO SHAREHOLDERS  13


--------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
  6,547 Primary Class shares outstanding                           $77,208
Undistributed net investment income/(loss)                             (22)
Accumulated net realized gain/(loss) on investments and
  currency transactions                                             (5,491)
Unrealized appreciation/(depreciation) of investments and
  currency translations                                             24,508
                                                                   -------
NET ASSETS                                                         $96,203
                                                                   =======
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                     $14.69
                                                                   =======
--------------------------------------------------------------------------

(A) Non-income producing.

(B) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(C) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.3% of net assets.

See notes to financial statements.

14  ANNUAL REPORT TO SHAREHOLDERS


STATEMENT OF OPERATIONS

EMERGING MARKETS TRUST
For the Year Ended December 31, 2003
(Amounts in Thousands)

--------------------------------------------------------------------------
Investment Income:
Dividends                                             $ 2,018
Interest                                                   59
  Less foreign tax withheld                              (225)
                                                      -------
      Total income                                                $ 1,852

Expenses:
Management fee                                            638
Distribution and service fees                             638
Audit and legal fees                                       51
Custodian fee                                             431
Directors' fees and expenses                               16
Registration fees                                          17
Reports to shareholders                                    22
Transfer agent and shareholder servicing expense           83
Other expenses                                              8
                                                      -------
                                                        1,904
  Less fees waived                                       (310)
                                                      -------
      Total expenses, net of waivers                                1,594
                                                                  -------
NET INVESTMENT INCOME/(LOSS)                                          258
                                                                  -------
Net Realized and Unrealized Gain/(Loss) on
  Investments:
Realized gain/(loss) on:
  Investments                                           5,553(A)
  Foreign currency transactions                          (215)
                                                      -------
                                                                    5,338
                                                                  -------
Change in unrealized appreciation/(depreciation)
  of:
  Investments                                          30,793(B)
  Assets and liabilities denominated in foreign
    currencies                                             32
                                                      -------
                                                                   30,825
                                                                  -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS             36,163
--------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $36,421
--------------------------------------------------------------------------

(A) Net of foreign taxes of $219. See Note 1 to the financial statements.

(B) Net of deferred taxes of $1,130. See Note 1 to the financial statements.

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  15



STATEMENT OF CHANGES IN NET ASSETS

EMERGING MARKETS TRUST
(Amounts in Thousands)

                                                     For the Years Ended
                                                 ----------------------------
                                                  12/31/03         12/31/02
-----------------------------------------------------------------------------
Change in Net Assets:

Net investment income/(loss)                      $    258         $   (109)

Net realized gain/(loss) on investments and
  foreign currency transactions                      5,338           (5,029)

Change in unrealized
  appreciation/(depreciation) of investments
  and assets and liabilities denominated in
  foreign currencies                                30,825           (4,346)
-----------------------------------------------------------------------------
Change in net assets resulting from operations      36,421           (9,484)

Change in net assets from Fund share
  transactions                                       7,921           (5,302)
-----------------------------------------------------------------------------
Change in net assets                                44,342          (14,786)

Net Assets:

Beginning of year                                   51,861           66,647
-----------------------------------------------------------------------------
End of year                                       $ 96,203         $ 51,861
-----------------------------------------------------------------------------
Undistributed net investment income/(loss)        $   (661)        $   (641)
-----------------------------------------------------------------------------

See notes to financial statements.

16  ANNUAL REPORT TO SHAREHOLDERS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS TRUST

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                                         Years Ended December 31,
                                  ------------------------------------------------------------------
                                    2003         2002             2001           2000          1999
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year                              $8.64       $10.08          $9.74         $14.00           $6.96
                                  ------------------------------------------------------------------
Investment operations:
  Net investment income/(loss)        .05(A)      (.03)(A)       (.05)(A)       (.18)(A)        (.08)(A)
  Net realized and unrealized
    gain/(loss) on investments
    and foreign currency
    transactions                     6.00        (1.41)           .39          (4.07)           7.12
                                  ------------------------------------------------------------------
  Total from investment
    operations                       6.05        (1.44)           .34          (4.25)           7.04
                                  ------------------------------------------------------------------
Distributions:
  From net investment income           --           --             --           (.01)             --
                                  ------------------------------------------------------------------
  Total distributions                  --           --             --           (.01)             --
                                  ------------------------------------------------------------------
Net asset value, end of year       $14.69       $ 8.64         $10.08         $ 9.74          $14.00
                                  ------------------------------------------------------------------
Ratios/supplemental data:
  Total return                      70.26%      (14.29)%         3.49%        (30.35)%        101.15%
  Expenses to average net assets     2.50%(A)     2.50%(A)       2.50%(A)       2.50%(A)        2.50%(A)
  Net investment income/(loss)
    to average net assets             .40%(A)     (.17)%(A)      (.36)%(A)     (1.19)%(A)      (1.06)%(A)
  Portfolio turnover rate             169%          78%            64%           100%            123%
Net assets, end of year (in
  thousands)                      $96,203      $51,861        $66,647        $74,868        $120,758
----------------------------------------------------------------------------------------------------

(A) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 2.99%; 2002, 2.96%; 2001, 2.83%; 2000, 2.58%; and 1999, 2.75%.

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  17


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

GLOBAL INCOME TRUST

  The year 2003 was truly remarkable in many respects. The U.S. military overturned Iraq's government in record-setting fashion; the U.S. economy staged a surprising and robust rebound; the equity market surged, reasserting its dominance over the bond market after three years of underperformance; credit spreads experienced an unparalleled contraction after 5 years of widening; and despite all the good news, the Federal Reserve lowered and held short-term interest rates to a mere 1% even as bond yields drifted higher. More disturbingly however, the dollar plunged, gold and commodity prices soared, breakeven spreads on TIPS reached new highs, and the Fed insisted repeatedly that these harbingers of rising inflation were trumped by the economy's so-called excess capacity, thus officially sanctioning higher inflation for the first time in over 20 years. TIPS thrived in this environment, as rising demand for inflation protection drove real yields lower across the maturity spectrum. Mortgage-backed investors struggled to cope with by far the most rapid pace of prepayments in history, and the system somehow survived an unprecedented bout of volatility in late summer. Easy money and improving economic conditions helped high-yield debt to flourish, as did emerging market debt, all enjoying returns rivaling those of equities.

  The euro finished 2004 at the year's high of 1.26 US dollars, up 5% on the month and almost 21 percent on the year. The dollar also lost further ground against the Japanese Yen, the Pound Sterling and the Australian dollar in December, and just about managed to maintain its exchange rate versus the Canadian dollar. For the whole of 2003 the US dollar depreciated against these currencies by 12%, 11%, 34% and 21%, respectively.

  Average annual total returns for the Fund for various periods ended December 31, 2003, are presented below, along with its past and current benchmarks. In 2001, the Fund changed its benchmark from the Citigroup World Government ex-U.S. Index (Hedged) to the Lehman Global Aggregate Index (50% hedged to U.S. dollars) because the Lehman Global Aggregate Index is closer to the Fund's investment mandate.

18  ANNUAL REPORT TO SHAREHOLDERS

GLOBAL INCOME TRUST -- CONTINUED

                                     Since        Ten      Five      One
                                  Inception(A)   Years    Years     Year
--------------------------------------------------------------------------
Global Income Trust(B)
  Primary Class                      +5.27%      +4.97%   +2.82%   +10.45%
Lehman Global Aggregate Index(C)        N/A         N/A      N/A    +7.74%
Citigroup World Government
  ex-U.S. Index (Hedged)(D)          +7.87%      +7.40%   +5.44%    +1.88%

  In 2003, the Fund posted a return of 10.45% for the twelve months ended December 31, 2003, compared to 7.74% for the Lehman Brothers Global Aggregate Index, 50% hedged to U.S. dollars.

  The Fund's currency strategy was a strong positive for performance as we maintained a short U.S. dollar position versus a basket of other currencies, mainly the euro and Japanese yen. Another positive was our allocation to high yield corporates in the U.S. and to emerging market debt.

                                       Western Asset Management Company

February 2, 2004

---------------

(A) The inception date of the Primary Class is April 15, 1993. Index returns are for periods beginning March 31, 1993.

(B) Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C) This index provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with dollar-denominated versions of the Pan-European Index and the Asian-Pacific Aggregate Index. The Index also includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144a bonds. The Index hedges the currency back to 50% in dollars and leaves 50% in local currency. The inception date of this index is January 1, 1999.

(D) An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification.

                                               ANNUAL REPORT TO SHAREHOLDERS  19

PERFORMANCE INFORMATION

GLOBAL INCOME TRUST

  The following graphs compare the Fund's total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares of the Fund for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  In 2001, the Fund changed its benchmark from the Citigroup World Government ex-U.S. Index (Hedged) to the Lehman Global Aggregate Index (50% hedged to U.S. dollars) because the Lehman Global Aggregate Index is closer to the Fund's investment mandate.

20  ANNUAL REPORT TO SHAREHOLDERS

GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[GLOBAL INCOME TRUST GRAPH]

                                                                      Citigroup World Government Ex-U.S.
                               Global Income Trust -- Primary Class         Index (50% Hedged)(A)
                               ------------------------------------   ----------------------------------
12/31/93                                    $  10000                              $  10000
                                                9706                                 10000
                                                9746                                 10067
                                               10057                                 10185
12/31/94                                        9860                                 10235
                                               10635                                 11353
                                               11348                                 11959
                                               11447                                 11834
12/31/95                                       11911                                 12183
                                               11856                                 11954
                                               11998                                 12003
                                               12405                                 12331
12/31/96                                       12890                                 12624
                                               12467                                 12102
                                               12855                                 12469
                                               12921                                 12627
12/31/97                                       12672                                 12653
                                               12737                                 12753
                                               12916                                 13006
                                               13284                                 14089
12/31/98                                       14130                                 14590
                                               13459                                 14027
                                               12908                                 13543
                                               13471                                 14157
12/31/99                                       13674                                 13968
                                               13409                                 13992
                                               13053                                 13971
                                               12810                                 13605
12/31/00                                       12987                                 14189
                                               13033                                 13757
                                               12906                                 13542
                                               13373                                 14511
12/31/01                                       13307                                 14049
                                               13142                                 13822
                                               13691                                 15433
                                               14094                                 16030
12/31/02                                       14706                                 16788
                                               15142                                 17309
                                               15732                                 17981
                                               15843                                 18336
12/31/03                                       16242                                 19291

                                      Cumulative    Average Annual
                                     Total Return    Total Return
                       One Year         +10.45%        +10.45%
                       Five Years       +14.94%         +2.82%
                       Ten Years        +62.42%         +4.97%

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) An index encompassing an all-inclusive universe of institutionally traded bonds, including all fixed rate bonds with remaining maturities of one year or longer and with amounts outstanding of at least the equivalent of $25 million USD. This Index excludes the U.S. and is currency-hedged as a means of achieving low-risk interest rate diversification. This graph is provided for illustrative purposes only due to the lack of operating history of the new benchmark The Lehman Global Aggregate Bond Index.

                                               ANNUAL REPORT TO SHAREHOLDERS  21


GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[GLOBAL INCOME GRAPH]

                                                                                                   Lehman Global Aggregate Bond
                                                           Global Income Trust - Primary Class               Index(B)
                                                           -----------------------------------     ----------------------------
12/31/98                                                               $  10000                            $  10000
                                                                           9525                                9851
                                                                           9135                                9667
                                                                           9533                                9806
12/31/99                                                                   9677                                9754
                                                                           9490                                9860
                                                                           9238                                9964
                                                                           9065                               10022
12/31/00                                                                   9191                               10410
                                                                           9224                               10488
                                                                           9134                               10486
                                                                           9464                               10981
12/31/01                                                                   9418                               10867
                                                                           9301                               10819
                                                                           9689                               11455
                                                                           9974                               11887
12/31/02                                                                  10408                               12219
                                                                          10716                               11882
                                                                          11134                               12220
                                                                          11212                               12291
12/31/03                                                                  11494                               12546

  THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) This index provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with dollar-denominated versions of the Pan-European Index and the Asian-Pacific Aggregate Index. The Index also includes euro-dollar and euro-yen corporate bonds, Canadian government securities, and investment grade Rule 144a bonds. The Index hedges the currency back to 50% in dollars and leaves 50% in local currency. Index returns are for periods beginning January 1, 1999 (commencement of the index).

22  ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF NET ASSETS

GLOBAL INCOME TRUST
December 31, 2003
(Amounts in Thousands)

                                                 Rate          Maturity Date    Par(A)      Value
--------------------------------------------------------------------------------------------------
Long-Term Securities -- 97.8%

British Sterling -- 2.4%
Corporate Bonds and Notes -- 2.1%
  Auto Parts and Equipment -- 0.3%
  GKN Holdings plc                                6.750%        10/28/19            67     $   129
                                                                                           -------
  Banks -- 0.5%
  Royal Bank of Scotland plc                      9.625%        6/22/15             90         218
                                                                                           -------
  Diversified Financial Services -- 0.9%
  Annington Finance No. 4                         8.070%        1/10/23             80         170
  Mellon Funding Corporation                      6.375%        11/8/11            116         220
                                                                                           -------
                                                                                               390
                                                                                           -------
  Diversified Services -- 0.1%
  Enodis plc                     1                0.375%        4/15/12             30          60
                                                                                           -------
  Insurance -- 0.2%
  Metropolitan Life Global                        5.250%        12/19/08            50          89
                                                                                           -------
  Special Purpose -- 0.1%
  Dignity Finance plc                             8.151%        12/31/31            40          77
                                                                                           -------
Total Corporate Bonds and Notes                                                                963
                                                                                           -------
Government Obligations -- 0.3%
  Fixed Rate Securities -- 0.3%
  United Kingdom of Great
    Britain and Northern
    Ireland                                       8.000%         6/7/21             50         123
                                                                                           -------
Total British Sterling                                                                       1,086
                                                                                           -------

                                               ANNUAL REPORT TO SHAREHOLDERS  23


                                               Rate      Maturity Date    Par(A)      Value
--------------------------------------------------------------------------------------------
Canadian Dollar -- 1.1%
Government Obligations -- 1.1%
  Fixed Rate Securities -- 1.1%
  Canadian Real Return Bond                    4.000%     12/1/31            529     $   505(B)
                                                                                     -------
Euro -- 44.2%
Corporate Bonds and Notes -- 6.0%
  Auto Parts and Equipment -- 0.1%
  Lear Corporation                             8.125%      4/1/08             30          43
                                                                                     -------
  Banking and Finance -- 0.9%
  Lloyds Bank plc                              5.625%     7/15/49            300         399
                                                                                     -------
  Banks -- 1.5%
  Bank of Scotland                             5.125%     12/5/13            157         208
  Santander Central Hispano
    Issuances                                  5.750%     4/10/12            220         295
  Skandinaviska Enskilda Banken
    A.B.                                       4.125%     5/28/15            110         137
                                                                                     -------
                                                                                         640
                                                                                     -------
  Chemicals -- N.M.
  Rhodia S.A.                                  6.000%     3/26/06             20          23
                                                                                     -------
  Containers and Packaging -- 0.1%
  Kappa Beheer B.V.                           10.625%     7/15/09             40          54
                                                                                     -------
  Diversified Financial Services -- 0.6%
  Credit Lyonnais S.A.                         5.000%     11/15/12            68          89
  Investor AB                                  6.125%      3/5/12            150         204
                                                                                     -------
                                                                                         293
                                                                                     -------
  Homebuilding -- 0.1%
  Kaufman & Broad S.A.                         8.750%      8/1/09             25          34(C)
                                                                                     -------

24  ANNUAL REPORT TO SHAREHOLDERS

GLOBAL INCOME TRUST -- CONTINUED

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
Euro -- Continued
Corporate Bonds and Notes -- Continued
  Insurance -- 0.5%
  ING Verzekeringen N.V.          6.375%      5/7/27            160     $   217
                                                                        -------
  Manufacturing (Diversified) -- 0.8%
  Tyco International Group S.A.   6.125%      4/4/07            260         342
                                                                        -------
  Medical Products -- N.M.
  Safilo Capital International
    S.A.                          9.625%     5/15/13             17          18(C)
                                                                        -------
  Real Estate -- 0.1%
  Jones Lang Lasalle Finance
    Inc.                          9.000%     6/15/07             50          67
                                                                        -------
  Special Purpose -- 1.3%
  Ahold Finance USA, Inc.         5.875%     3/14/12             55          66
  Bat International Finance plc   4.875%     2/25/09            190         243
  Eco-Bat Finance Ltd.           10.125%     1/31/13             30          41(C)
  OTE plc                         5.000%      8/5/13            150         187
  Valentia Telecommunications
    Limited                       7.250%     8/15/13             17          23
                                                                        -------
                                                                            560
                                                                        -------
Total Corporate Bonds and Notes                                           2,690
                                                                        -------
Asset-Backed Securities -- 0.8%
  Indexed Securities(D) -- 0.8%
  First Italian Auto
    Transaction SPA-7             2.413%      7/1/08            135         170
  Second Italian Auto
    Transaction SPA-7             2.403%      7/1/10            150         189
                                                                        -------
Total Asset-Backed Securities                                               359
                                                                        -------

                                               ANNUAL REPORT TO SHAREHOLDERS  25


                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
Euro -- Continued
Mortgage-Backed Securities -- 2.2%
  Indexed Securities(C) -- 2.2%
  Dutch MBS 2001 I B.V.           2.394%      4/1/73            362     $   456
  Hipocat Series 5                2.386%     11/30/33           402         506
                                                                        -------
Total Mortgage-Backed
  Securities                                                                962
                                                                        -------
Government Obligations -- 35.2%
  Fixed Rate Securities -- 35.2%
  Federal Republic of Germany     5.000%     8/19/05          1,700       2,226
  Federal Republic of Germany     5.000%     2/17/06            281         371
  Federal Republic of Germany     6.000%      7/4/07            850       1,168
  Federal Republic of Germany     4.250%     2/15/08          2,790       3,631
  Federal Republic of Germany     3.000%     4/11/08          1,164       1,444
  Federal Republic of Germany     3.500%     10/10/08           237         298
  Federal Republic of Germany     3.750%      1/4/09          1,500       1,908
  Federal Republic of Germany     4.750%      7/4/34            190         232
  Federal Republic of Germany     4.500%      1/4/13            533         685
  Italian Republic                6.000%      5/1/31            590         845
  Italian Republic                5.750%      2/1/33            700         964
  Kingdom of Netherlands          4.000%     7/15/05            600         773
  Republic of Austria             3.800%     10/20/13           915       1,103(C)
                                                                        -------
Total Government Obligations                                             15,648
                                                                        -------
Total Euro                                                               19,659
                                                                        -------
Hungarian Forint -- 0.5%
Government Obligations -- 0.5%
  Fixed Rate Securities -- 0.5%
  Republic of Hungary             7.000%     4/12/06         37,190         166
  Republic of Hungary             6.750%     2/12/13         15,880          69
                                                                        -------
Total Hungarian Forint                                                      235
                                                                        -------

26  ANNUAL REPORT TO SHAREHOLDERS

GLOBAL INCOME TRUST -- CONTINUED

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
Japanese Yen -- 5.9%
Corporate Bonds and Notes -- 3.7%
  Banking and Finance -- 3.7%
  Development Bank of Japan       1.700%     9/20/22         38,000     $   344
  Landwirtschafliche Rentenbank   1.375%     4/25/13         73,000         689
  Pfandbriefstelle Der Oesterr    1.600%     2/15/11         63,000         610
                                                                        -------
Total Corporate Bonds and Notes                                           1,643
                                                                        -------
Government Obligations -- 2.2%
  Fixed Rate Securities -- 2.2%
  Japan Finance Corporation for
    Municipal Enterprises         1.550%     2/21/12         74,000         710
  Quebec Province                 1.600%      5/9/13         30,000         286
                                                                        -------
Total Government Obligations                                                996
                                                                        -------
Total Japanese Yen                                                        2,639
                                                                        -------
Polish Zloty -- 0.9%
Government Obligations -- 0.9%
  Fixed Rate Securities -- 0.9%
  Republic of Poland              0.000%     12/12/04           890         226(E)
  Republic of Poland              5.750%     6/24/08            590         152
                                                                        -------
Total Polish Zloty                                                          378
                                                                        -------
Swedish Krona -- 3.9%
Corporate Bonds and Notes -- 3.9%
  Banking and Finance -- 3.9%
  AB Spintab                      5.000%     6/21/06         12,000       1,716
                                                                        -------
United States Dollar -- 38.9%
Corporate Bonds and Notes -- 12.7%
  Aerospace/Defense -- 0.4%
  Systems 2001 Asset Trust        6.664%     9/15/13            152         168(C)
                                                                        -------

                                               ANNUAL REPORT TO SHAREHOLDERS  27

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
  Auto and Automotive Parts -- N.M.
  Cummins Inc.                    7.125%      3/1/28             11     $    10
                                                                        -------
  Banking and Finance -- 1.1%
  Ford Motor Credit Company       6.875%      2/1/06            250         267
  Ford Motor Credit Company       7.375%      2/1/11             50          54
  Household Finance Corporation   8.000%     7/15/10             50          60
  Household Finance Corporation   7.000%     5/15/12             80          91
                                                                        -------
                                                                            472
                                                                        -------
  Banks -- 0.9%
  Bank of America Corporation     7.400%     1/15/11            130         153
  Bank One Corporation            5.900%     11/15/11           180         194
  The Korea Development Bank      4.250%     11/13/07            70          71(F)
                                                                        -------
                                                                            418
                                                                        -------
  Building Materials -- N.M.
  American Standard, Inc.         7.625%     2/15/10             17          19
                                                                        -------
  Cable -- 0.1%
  CSC Holdings Inc.               7.625%      4/1/11              1           1
  CSC Holdings Inc.               7.875%     2/15/18             20          22
  CSC Holdings Inc.               7.625%     7/15/18              3           3
  Rogers Cable Inc.               6.250%     6/15/13             12          12(F)
                                                                        -------
                                                                             38
                                                                        -------
  Casino Resorts -- 0.2%
  Harrah's Operating Company,
    Inc.                          7.875%     12/15/05            30          32
  MGM MIRAGE                      9.750%      6/1/07             10          11
  Mirage Resorts, Incorporated    6.625%      2/1/05             19          20
  Park Place Entertainment
    Corporation                   8.125%     5/15/11             10          11
  Park Place Entertainment
    Corporation                   7.000%     4/15/13              8           9
                                                                        -------
                                                                             83
                                                                        -------

28  ANNUAL REPORT TO SHAREHOLDERS

GLOBAL INCOME TRUST -- CONTINUED

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
  Chemicals -- 0.8%
  FMC Corporation                10.250%     11/1/09              8     $     9
  IMC Global Inc.                10.875%      6/1/08              4           5
  IMC Global Inc.                11.250%      6/1/11             20          22
  MacDermid, Incorporated         9.125%     7/15/11             24          27
  Rohm and Haas Company           7.400%     7/15/09            250         293
                                                                        -------
                                                                            356
                                                                        -------
  Coal -- 0.1%
  Peabody Energy Corporation      6.875%     3/15/13             38          40
                                                                        -------
  Containers and Packaging -- 0.1%
  Cascades Inc.                   7.250%     2/15/13             14          15(F)
  Norampac Inc.                   6.750%      6/1/13             12          12(F)
                                                                        -------
                                                                             27
                                                                        -------
  Diversified Financial Services -- 0.7%
  Citigroup Inc.                  3.500%      2/1/08            300         301
                                                                        -------
  Electric -- 0.6%
  FirstEnergy Corp.               6.450%     11/15/11            40          41
  FirstEnergy Corp.               7.375%     11/15/31            70          72
  Orion Power Holdings, Inc.     12.000%      5/1/10             28          34
  The AES Corporation             8.750%     6/15/08              6           6
  The AES Corporation             9.500%      6/1/09             17          19
  The AES Corporation             8.875%     2/15/11              7           8
  The AES Corporation             8.750%     5/15/13             65          73(C)
                                                                        -------
                                                                            253
                                                                        -------
  Energy -- 0.1%
  Calpine Corporation             8.500%     2/15/11             50          40
                                                                        -------

                                               ANNUAL REPORT TO SHAREHOLDERS  29

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
  Environmental Services -- 0.5%
  Allied Waste North America
    Incorporated                  8.875%      4/1/08             37     $    41
  Waste Management, Inc.          6.875%     5/15/09            175         196
                                                                        -------
                                                                            237
                                                                        -------
  Food, Beverage and Tobacco -- 1.1%
  Constellation Brands, Inc.      8.000%     2/15/08             17          19
  Constellation Brands, Inc.      8.500%      3/1/09             14          14
  Kellogg Company                 7.450%      4/1/31            200         236
  Kraft Foods Inc.                6.250%      6/1/12            120         131
  Sara Lee Corporation            6.250%     9/15/11             60          67
  Smithfield Foods, Inc.          8.000%     10/15/09            16          17
  Smithfield Foods, Inc.          7.750%     5/15/13              6           6
                                                                        -------
                                                                            490
                                                                        -------
  Gaming -- N.M.
  Mohegan Tribal Gaming
    Authority                     8.125%      1/1/06             10          11
  Mohegan Tribal Gaming
    Authority                     8.000%      4/1/12              8           8
                                                                        -------
                                                                             19
                                                                        -------
  Gas and Pipeline Utilities -- 0.4%
  Dynegy Holdings Inc.            8.750%     2/15/12             70          71
  Southern Natural Gas Company    8.000%      3/1/32             55          57
  The Williams Companies, Inc.    8.750%     3/15/32             50          56
                                                                        -------
                                                                            184
                                                                        -------
  Homebuilding -- 0.1%
  D.R. Horton, Inc.               5.875%      7/1/13              3           3
  Lennar Corporation              9.950%      5/1/10             10          11
  Schuler Homes, Inc.             9.375%     7/15/09              4           5
  The Ryland Group, Inc.          8.000%     8/15/06              6           7
                                                                        -------
                                                                             26
                                                                        -------
  Insurance -- N.M.
  XL Capital plc                  6.500%     1/15/12             20          22(F)
                                                                        -------

30  ANNUAL REPORT TO SHAREHOLDERS

GLOBAL INCOME TRUST -- CONTINUED

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
  Investment Banking/Brokerage -- 0.8%
  J.P. Morgan Chase & Co.         6.625%     3/15/12            150     $   168
  J.P. Morgan Chase & Co.         5.750%      1/2/13             20          21
  Lehman Brothers Holdings Inc.   8.250%     6/15/07             30          35
  Lehman Brothers Holdings Inc.   7.000%      2/1/08            100         113
                                                                        -------
                                                                            337
                                                                        -------
  Lodging/Hotels -- 0.1%
  Hilton Hotels Corporation       7.625%     5/15/08              4           5
  Host Marriott Corporation       7.875%      8/1/08             20          21
  Starwood Hotels & Resorts
    Worldwide, Inc.               7.375%      5/1/07              5           5
                                                                        -------
                                                                             31
                                                                        -------
  Machinery -- N.M.
  Grant Prideco, Inc.             9.000%     12/15/09             8           9
                                                                        -------
  Manufacturing (Diversified) -- 0.3%
  Tyco International Group S.A.   7.000%     6/15/28             38          40(F)
  Tyco International Group S.A.   6.875%     1/15/29             82          84(F)
                                                                        -------
                                                                            124
                                                                        -------
  Media -- 0.6%
  AOL Time Warner Inc.            7.625%     4/15/31            200         231
  Lamar Media Corporation         7.250%      1/1/13              9           9
  Vivendi Universal S.A.          6.250%     7/15/08             30          32(C,F)
                                                                        -------
                                                                            272
                                                                        -------
  Medical Care Facilities -- 0.1%
  HCA Inc.                        6.910%     6/15/05             10          10
  HCA Inc.                        7.125%      6/1/06             10          11
  HCA Inc.                        7.250%     5/20/08             20          22
  Health Care REIT, Inc.          8.000%     9/12/12             11          13
                                                                        -------
                                                                             56
                                                                        -------

                                               ANNUAL REPORT TO SHAREHOLDERS  31

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
  Medical Products -- 0.1%
  Fresenius Medical Care
    Capital Trust II              7.875%      2/1/08             30     $    32(G)
                                                                        -------
  Oil and Gas -- 0.5%
  Chesapeake Energy Corporation   8.125%      4/1/11              4           4
  El Paso Corporation             7.750%     1/15/32            100          85
  El Paso Natural Gas Company     8.375%     6/15/32             70          72
  Parker & Parsley Petroleum
    Company                       8.875%     4/15/05              3           3
  Parker & Parsley Petroleum
    Company                       8.250%     8/15/07             10          12
  Pioneer Natural Resources
    Company                       7.500%     4/15/12             11          13
  Western Oil Sands Inc.          8.375%      5/1/12              7           8(F)
  Westport Resources
    Corporation                   8.250%     11/1/11              2           2
  XTO Energy, Inc.                7.500%     4/15/12             10          11
                                                                        -------
                                                                            210
                                                                        -------
  Paper and Forest Products -- 0.1%
  Abitibi-Consolidated Inc.       8.550%      8/1/10              8           9(F)
  Abitibi-Consolidated Inc.       8.500%      8/1/29              6           6(F)
  Georgia-Pacific Corp.           8.875%      2/1/10              5           6
  Georgia-Pacific Corp.           9.500%     12/1/11             16          19
  Georgia-Pacific Corp.           7.700%     6/15/15              3           3
  Georgia-Pacific Corp.           7.750%     11/15/29             2           2
                                                                        -------
                                                                             45
                                                                        -------
  Pharmaceuticals -- 0.3%
  AmerisourceBergen Corporation   8.125%      9/1/08             20          23
  Bristol-Myers Squibb Company    5.750%     10/1/11             90          97
  Omnicare, Inc.                  8.125%     3/15/11             14          15
                                                                        -------
                                                                            135
                                                                        -------
  Photo Equipment and Supplies -- N.M.
  Eastman Kodak Company           7.250%     11/15/13            20          21
                                                                        -------

32  ANNUAL REPORT TO SHAREHOLDERS

GLOBAL INCOME TRUST -- CONTINUED

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
  Publishing -- N.M.
  Dex Media West LLC              8.500%     8/15/10             10     $    11(C)
                                                                        -------
  Real Estate -- N.M.
  Ventas Realty, Limited
    Partnership                   8.750%      5/1/09             10          11
                                                                        -------
  Restaurants -- N.M.
  Yum! Brands, Inc.               8.500%     4/15/06              3           3
                                                                        -------
  Retail -- 0.2%
  Wal-Mart Stores, Inc.           4.550%      5/1/13             70          69
                                                                        -------
  Special Purpose -- 1.8%
  PDVSA Finance Ltd.              8.500%     11/16/12            80          78(F)
  Qwest Capital Funding, Inc.     7.750%     2/15/31             20          18
  Sprint Capital Corporation      7.625%     1/30/11             50          56
  Unilever Capital Corporation    7.125%     11/1/10            230         267
  Verizon Global Funding Corp.    6.875%     6/15/12            350         393
                                                                        -------
                                                                            812
                                                                        -------
  Telecommunications -- 0.2%
  AT&T Corp.                      8.750%     11/15/31            20          23
  Cincinnati Bell Inc.            7.250%     7/15/13             30          32(C)
  EchoStar DBS Corporation        4.410%     10/1/08             23          24(C,D)
  PanAmSat Corporation            8.500%      2/1/12             13          14
                                                                        -------
                                                                             93
                                                                        -------

                                              ANNUAL REPORT TO SHAREHOLDERS  33

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
Corporate Bonds and Notes -- Continued
  Transportation -- 0.4%
  Delta Air Lines, Inc.           6.718%      7/2/24             94     $   101
  Kansas City Southern Railway    9.500%     10/1/08             29          32
  Teekay Shipping Corporation     8.875%     7/15/11             22          25(F)
                                                                        -------
                                                                            158
                                                                        -------
Total Corporate Bonds and Notes                                           5,632
                                                                        -------
Asset-Backed Securities -- 1.8%
  Indexed Securities(D) -- 1.8%
  MBNA Credit Card Master Note
    Trust 2002-A3                 1.403%     9/15/14            400         401
  Sears Credit Account Master
    Trust 2001-1A                 1.343%     2/15/10            400         400
                                                                        -------
Total Asset-Backed Securities                                               801
                                                                        -------
Mortgage-Backed Securities -- 0.9%
  Indexed Securities(D) -- 0.7%
  Interstar Millennium 2003-1G    1.440%     5/27/35            305         305
                                                                        -------
  Stripped Securities -- 0.2%
  GMAC Commercial Mortgage
    Security Inc. 1999-CTL1       0.970%     12/15/16         4,626          85(C,H1)
                                                                        -------
Total Mortgage-Backed
  Securities                                                                390
                                                                        -------
U.S. Government and Agency Obligations -- 4.3%
  Fixed Rate Securities -- 0.2%
  United States Treasury Bonds    5.375%     2/15/31            100         104
                                                                        -------

34  ANNUAL REPORT TO SHAREHOLDERS

GLOBAL INCOME TRUST -- CONTINUED

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
U.S. Government and Agency Obligations -- Continued
  Indexed Securities(D) -- 3.4%
  United States Treasury
    Inflation-Protected
    Security                      1.875%     7/15/13            635     $   630(B)
  United States Treasury
    Inflation-Protected
    Security                      3.625%     4/15/28            715         886(B)
                                                                        -------
                                                                          1,516
                                                                        -------
  Stripped Securities -- 0.7%
  United States Treasury Bonds    0.000%     11/15/21           810         309(H2)
                                                                        -------
Total U.S. Government and
  Agency Obligations                                                      1,929
                                                                        -------
U.S. Government Agency Mortgage-Backed Securities -- 15.0%
  Fixed Rate Securities -- 15.0%
  Fannie Mae                      6.500%      7/1/29            218         228
  Fannie Mae                      6.500%      1/1/34          1,200       1,255(I)
  Fannie Mae                      6.000%      1/1/34          1,200       1,240(I)
  Freddie Mac                     6.500%      8/1/29            385         404
  Government National Mortgage
    Association                   7.000%     8/15/28             35          37
  Government National Mortgage
    Association                   6.500%     10/15/31         1,174       1,239
  Government National Mortgage
    Association                   6.000%     11/15/32           380         396
  Government National Mortgage
    Association                   5.000%      1/1/34          1,900       1,882(I)
                                                                        -------
Total U.S. Government Agency
  Mortgage-Backed Securities                                              6,681
                                                                        -------
Foreign Government Obligations -- 4.2%
  Fixed Rate Securities -- 3.9%
  Federative Republic of Brazil  14.500%     10/15/09            20          26(F)
  Federative Republic of Brazil  12.000%     4/15/10             70          84(F)
  Federative Republic of Brazil   8.000%     4/15/14             25          24(F)
  Federative Republic of Brazil   8.000%     4/15/14             92          91(F)

                                               ANNUAL REPORT TO SHAREHOLDERS  35

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
United States Dollar -- Continued
Foreign Government Obligations -- Continued
  Fixed Rate Securities -- Continued
  Federative Republic of Brazil  11.000%     8/17/40             74     $    81(F)
  Republic of Bulgaria            8.250%     1/15/15            129         151(C,F)
  Republic of Colombia           10.500%      7/9/10             40          45(F)
  Republic of Colombia           11.750%     2/25/20             55          66(F)
  Republic of Panama              9.375%     7/23/12             60          69(F)
  Republic of Panama             10.750%     5/15/20             30          36(F)
  Republic of Peru                9.875%      2/6/15             10          11(F)
  Republic of Peru                5.000%      3/7/17             10           9(F,J)
  Republic of Peru                5.000%      3/7/17             66          61(F,J)
  Republic of Peru                5.000%      3/7/17             66          61(C,F,J)
  Republic of Peru                8.750%     11/21/33            20          20(F)
  Republic of the Philippines     9.875%     1/15/19             50          53(F)
  Russian Federation              8.250%     3/31/10             10          11(F)
  Russian Federation              5.000%     3/31/30            180         173(F,J)
  United Mexican States           8.375%     1/14/11            180         214(F)
  United Mexican States          11.500%     5/15/26            295         427(F)
                                                                        -------
                                                                          1,713
                                                                        -------
  Indexed Securities(D) -- 0.3%
  Federative Republic of Brazil   2.063%     4/15/09             19          18(F)
  Federative Republic of Brazil   2.063%     4/15/12             60          54(F)
  Federative Republic of Brazil   2.063%     4/15/12             80          72(F)
                                                                        -------
                                                                            144
                                                                        -------
Total Foreign Government
  Obligations                                                             1,857
                                                                        -------
Warrants -- N.M.
  AT&T Latin America
    Corporation                                                  18wts        0
                                                                        -------
Total United States Dollar                                               17,290
                                                                        -------
Total Long-Term Securities (Identified Cost -- $39,200)                  43,508
-------------------------------------------------------------------------------

36  ANNUAL REPORT TO SHAREHOLDERS

GLOBAL INCOME TRUST -- CONTINUED

                                  Rate      Maturity Date    Par(A)      Value
-------------------------------------------------------------------------------
Short-Term Securities -- 10.6%

U.S. Government and Agency Obligations -- 10.6%
  Fannie Mae                      0.000%     2/25/04          1,500     $ 1,497(E,K)
  Freddie Mac                     0.000%     2/12/04          1,500       1,498(E,K)
  Freddie Mac                     0.000%     2/19/04          1,700       1,698(E,K)
                                                                        -------
                                                                          4,693
                                                                        -------
Options Purchased(L) -- N.M.
  Eurodollar Futures Put,
    October 2004, Strike Price
    $96.50                                                      123(M)        4
                                                                        -------
Total Short-Term Securities (Identified Cost -- $4,708)                   4,697
-------------------------------------------------------------------------------
Total Investments -- 108.4% (Identified Cost -- $43,908)                 48,205
Other Assets Less Liabilities -- (8.4)%                                  (3,755)
                                                                        -------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
  5,083 Primary Class shares outstanding                    $47,648
Under/(over) distributed net investment income               (1,211)
Accumulated net realized gain/(loss) on investments,
  options, futures and foreign currency transactions         (5,542)
Unrealized appreciation/(depreciation) of investments,
  options, futures and foreign currency translations          3,555
                                                             ------
NET ASSETS -- 100.0%                                                    $44,450
                                                                        =======
NET ASSET VALUE PER SHARE:
  PRIMARY CLASS                                                           $8.74
                                                                        =======

                                               ANNUAL REPORT TO SHAREHOLDERS  37


                                   Expiration         Actual        Appreciation/
                                      Date           Contracts      (Depreciation)
----------------------------------------------------------------------------------
Futures Contracts Purchased(L)
  German Government Bond
    Futures                        March 2004             8              $ 14
  German Government Bond
    Futures                        March 2004            14                26
                                                                         ----
                                                                         $ 40
                                                                         ----
Futures Contracts Written(L)
  U.S. Treasury Note Futures       March 2004            39              $(18)
                                                                         ----
Options Written(L)
  Eurodollar Futures Put,
    Strike Price $98.00          September 2004          49              $ 28
                                                                         ----
----------------------------------------------------------------------------------

(A) Securities are grouped by the currencies in which they were issued, and the par values are also in the issuance currency. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

(B) Treasury Inflation-Protected Security -- Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index ("CPI"). Interest is calculated on the basis of the current adjusted principal value.

(C) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.2% of net assets.

(D) Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR") or the Euro Interbank Offered Rate ("EURIBOR") Index. The coupon rates are as of December 31, 2003.

(E) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(F) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(G) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(H) Stripped Security -- Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest.

(I) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(J) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.

(K) Collateral to cover futures contracts.

(L) Options and futures are described in more detail in the notes to financial statements.

(M) Par represents actual number of contracts.

See notes to financial statements.

38  ANNUAL REPORT TO SHAREHOLDERS



STATEMENT OF OPERATIONS

GLOBAL INCOME TRUST
For the Year Ended December 31, 2003
(Amounts in Thousands)


----------------------------------------------------------------------------
Investment Income:

Interest                                                             $2,035

Expenses:
Management fee                                           $  323
Distribution and service fees                               323
Audit and legal fees                                         62
Custodian fee                                               180
Directors' fees and expenses                                 14
Registration fees                                            18
Reports to shareholders                                      19
Transfer agent and shareholder servicing expense             53
Other expenses                                                4
                                                         ------
                                                            996
      Less fees waived                                     (178)
                                                         ------
      Total expenses, net of waivers                                    818
                                                                     ------
NET INVESTMENT INCOME                                                 1,217
                                                                     ------
Net Realized and Unrealized Gain/(Loss) on
  Investments:

Realized gain/(loss) on:
    Investments                                           1,120
    Options                                                 305
    Futures                                                 (80)
    Foreign currency transactions                           957
                                                         ------
                                                                      2,302
                                                                     ------
Change in unrealized appreciation/(depreciation) of:
    Investments, options and futures                        673
    Assets and liabilities denominated in foreign
      currencies                                             36
                                                         ------
                                                                        709
                                                                     ------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                3,011
----------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                       $4,228
----------------------------------------------------------------------------

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  39




STATEMENT OF CHANGES IN NET ASSETS

GLOBAL INCOME TRUST
(Amounts in Thousands)

                                                       For the Years Ended
                                                     -----------------------
                                                     12/31/03       12/31/02
----------------------------------------------------------------------------
Change in Net Assets:

Net investment income                                $ 1,217        $ 1,527
Net realized gain/(loss) on investments, options,
  futures and foreign currency transactions            2,302           (368)
Change in unrealized appreciation/(depreciation) of
  investments, options, futures, and assets and
  liabilities denominated in foreign currencies          709          2,943
----------------------------------------------------------------------------
Change in net assets resulting from operations         4,228          4,102
Distributions to shareholders from net investment
  income                                              (3,748)        (1,508)
Change in net assets from Fund share transactions      2,520         (4,753)
----------------------------------------------------------------------------
Change in net assets                                   3,000         (2,159)

Net Assets:

Beginning of year                                     41,450         43,609
----------------------------------------------------------------------------
End of year                                          $44,450        $41,450
----------------------------------------------------------------------------
Under/(over) distributed net investment income       $(1,211)       $  (311)
----------------------------------------------------------------------------

See notes to financial statements.

40  ANNUAL REPORT TO SHAREHOLDERS



FINANCIAL HIGHLIGHTS

GLOBAL INCOME TRUST

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                             Years Ended December 31,
                                  -----------------------------------------------
                                   2003      2002      2001      2000      1999
---------------------------------------------------------------------------------
Net asset value, beginning of
  year                              $8.63     $8.10     $8.25     $9.28    $10.14
                                  -----------------------------------------------
Investment operations:
  Net investment income               .28(A)    .30(A)    .39       .50(A)    .40
  Net realized and unrealized
    gain/(loss) on investments,
    options, futures and foreign
    currency transactions             .61       .53      (.19)     (.97)     (.74)
                                  -----------------------------------------------
  Total from investment
    operations                        .89       .83       .20      (.47)     (.34)
                                  -----------------------------------------------
Distributions:
  From net investment income         (.78)     (.30)     (.15)       --      (.01)
  Tax return of capital                --        --      (.20)     (.56)     (.43)
  From net realized gain on
    investments                        --        --        --        --      (.08)
                                  -----------------------------------------------
  Total distributions                (.78)     (.30)     (.35)     (.56)     (.52)
                                  -----------------------------------------------
Net asset value, end of year        $8.74     $8.63     $8.10     $8.25     $9.28
                                  ===============================================
Ratios/supplemental data:
  Total return                      10.45%    10.51%     2.47%    (5.02)%   (3.23)%
  Expenses to average net assets     1.90%(A)  1.90%(A)  1.90%     1.90%(A)  1.90%
  Net investment income to
    average net assets               2.83%(A)  3.70%(A)  4.23%     6.48%(A)  4.58%
  Portfolio turnover rate             198%      141%      263%      190%      354%
Net assets, end of year (in
  thousands)                      $44,450   $41,450   $43,609   $57,238   $86,634
---------------------------------------------------------------------------------

(A) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.90% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 2.32%; 2002, 2.18%; and 2000, 1.98%.

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  41



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

INTERNATIONAL EQUITY TRUST

  Average annual total returns for the Fund and its benchmark for various periods ended December 31, 2003, are presented below:

                                     Since        Five    Three      One
                                  Inception(A)   Years    Years     Year
--------------------------------------------------------------------------
International Equity Trust(B)
Primary Class                        +3.36%      -0.73%   -0.40%   +39.82%
Financial Intermediary Class         50.29%         N/A      N/A       N/A
Institutional Class                  -1.42%      +0.23%   +0.57%   +41.32%
MSCI EAFE Index(C)                   +4.68%      -0.05%   -2.91%   +38.59%

  International equity markets turned in an exceptional year in 2003, with the strongest annual return for the MSCI EAFE Index since 1986, up 38.59%. Continental Europe ended the year as the top performer among the major regions within EAFE, with an MSCI Index return of 42.6%. In contrast, the MSCI Index returns for Japan and the U.K. lagged the EAFE Index, with returns of 35.9% and 32.1%, respectively.

  The International Equity Trust outperformed the MSCI EAFE Index for the year with a return of +39.82% compared with +38.59%. The Fund benefited from positive stock and sector selection for the year, with positive results across the regions. Selection was most positive within continental Europe, most notably within the consumer discretionary and telecommunications sectors. Region weights also had a positive impact, in large part due to an allocation to emerging markets, which significantly outperformed developed markets for the year. Our investment process focuses first on stock selection and second on the relative weighting of sectors and regions, driven by our bottom-up stock scores. We maintain a balance among size, sector and region for the portfolio across regions through the combination of our sector scoring and portfolio construction rules. As a result, the Fund was well diversified across the regions and sectors at year-end.

                                       Batterymarch Financial Management, Inc.

January 27, 2004

---------------

(A) The inception date of the Primary Class is February 17, 1995. The inception date of the Financial Intermediary Class is May 16, 2003. The inception date of the Institutional Class is May 5, 1998. Index returns are for periods beginning February 28, 1995.

(B) Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(C) The Morgan Stanley Capital International ("MSCI") Europe, Australia, Far East ("EAFE") Index is an unmanaged index based on share prices of approximately 1,100 companies listed on stock exchanges around the world. Twenty countries are included in the Index's portfolio.

42  ANNUAL REPORT TO SHAREHOLDERS



PERFORMANCE INFORMATION

INTERNATIONAL EQUITY TRUST

  The following graphs compare the Fund's total returns against those of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment in Primary Class shares and an initial $1,000,000 investment in Financial Intermediary and Institutional Class shares of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

                                               ANNUAL REPORT TO SHAREHOLDERS  43



GROWTH OF A $10,000 INVESTMENT -- PRIMARY CLASS

[INTERNATIONAL EQUITY TRUST GRAPH]

                                                          International Equity Trust - Primary
                                                                         Class                          MSCI EAFE Index(A)
                                                          ------------------------------------          ------------------
2/17/95                                                                $  10000                            $  10000
                                                                          10090                               10624
                                                                          10400                               10701
                                                                          10720                               11147
12/31/95                                                                  10811                               11598
                                                                          11438                               11933
                                                                          12054                               12122
                                                                          11993                               12107
12/31/96                                                                  12594                               12300
                                                                          12886                               12107
                                                                          14313                               13678
                                                                          14261                               13582
12/31/97                                                                  12816                               12518
                                                                          14828                               14360
                                                                          15133                               14512
                                                                          12097                               12450
12/31/98                                                                  13903                               15022
                                                                          13804                               15231
                                                                          14069                               15618
                                                                          14555                               16303
12/31/99                                                                  16765                               19072
                                                                          16329                               19052
                                                                          15475                               18297
                                                                          14089                               16821
12/31/00                                                                  13563                               16370
                                                                          11651                               14126
                                                                          11890                               13978
                                                                          10480                               12021
12/31/01                                                                  10982                               12860
                                                                          11173                               12985
                                                                          11113                               12651
                                                                           9142                               10155
12/31/02                                                                   9584                               10810
                                                                           9106                                9922
                                                                          10759                               11834
                                                                          11440                               12796
12/31/03                                                                  13401                               14981

                                        Cumulative    Average Annual
                                       Total Return    Total Return
                     One Year             +39.82%        +39.82%
                     Five Years            -3.62%         -0.73%
                     Life of Class*       +34.01%         +3.36%
                     ------------------------------------------
                     * Inception date: February 17, 1995

 THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(A) An unmanaged index based on share prices of approximately 1,100 companies listed on stock exchanges around the world. Twenty countries are included in the Index's portfolio. Index returns are for periods beginning February 28, 1995.

44  ANNUAL REPORT TO SHAREHOLDERS

GROWTH OF A $1,000,000 INVESTMENT -- FINANCIAL INTERMEDIARY CLASS

[INTERNATIONAL EQUITY GRAPH]

                           International Equity Trust -- Financial
                                     Intermediary Class                     MCSI EAFE Index(B)
                           ---------------------------------------          ------------------
5/16/03                               $   1000000                            $   1000000
6/30/03                                   1032500                                1086200
9/30/03                                   1100810                                1174500
12/31/03                                  1291200                                1375100

                           Cumulative
                          Total Return
   Life of Class*           +29.12%
----------------------------------
* Inception date: May 16, 2003

 THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(B) Index returns are for periods beginning April 30, 2003.

                                               ANNUAL REPORT TO SHAREHOLDERS  45


GROWTH OF A $1,000,000 INVESTMENT -- INSTITUTIONAL CLASS

[INTERNATIONAL EQUITY TRUST GRAPH]

                       International Equity Trust --
                            Institutional Class                 MCSI EAFE Index(C)
                       -----------------------------            ------------------
5/5/98                      $   1000000                           $   1000000
                                 986544                               1002700
                                 790368                                860200
12/31/98                         911586                               1037900
                                 907980                               1052300
                                 927614                               1079100
                                 961889                               1126400
12/31/99                        1109270                               1317700
                                1082830                               1316300
                                1028770                               1264200
                                 939621                               1162200
12/31/00                         906485                               1131000
                                 781045                                976000
                                 798401                                965800
                                 705307                                830600
12/31/01                         741598                                888500
                                 755010                                897100
                                 753432                                874100
                                 620891                                701600
12/31/02                         652449                                746900
                                 620891                                685500
                                 735401                                817600
                                 784853                                884100
12/31/03                         922100                               1035100

                                        Cumulative    Average Annual
                                       Total Return    Total Return
                     One Year             +41.32%        +41.32%
                     Five Years            +1.15%         +0.23%
                     Life of Class*        -7.79%         -1.42%
                     -------------------------------------------
                     * Inception date: May 5, 1998

 THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER
       WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

---------------

(C) Index returns are for periods beginning April 30, 1998.

46  ANNUAL REPORT TO SHAREHOLDERS

COUNTRY BREAKDOWN BY MARKET VALUE (AS OF DECEMBER 31, 2003)

DEVELOPED MARKETS                                                                 92.0%
EMERGING MARKETS                                                                   8.0%

DEVELOPED MARKETS - 92.0%
Australia - 1.6%
Belgium - 3.6%
Canada - 0.9%
Denmark - 0.7%
Finland - 1.2%
France - 8.4%
Germany - 7.7%
Greece - 0.9%
Hong Kong - 0.5%
Ireland - 1.0%
Italy - 1.2%
Japan - 20.2%
Netherlands - 5.9%
New Zealand - 0.1%
Norway - 0.2%
Singapore - 1.5%
Spain - 4.5%
Sweden - 1.9%
Switzerland - 3.8%
United Kingdom - 26.2%

EMERGING MARKETS - 8.0%
Brazil - 0.3%
Chile - 0.2%
China - N.M.
India - 2.4%
Mexico - 0.3%
Peru - 0.3%
Russia - 0.4%
South Africa - 1.1%
South Korea - 1.6%
Taiwan - 1.4%

                                               ANNUAL REPORT TO SHAREHOLDERS  47



INDUSTRY DIVERSIFICATION
December 31, 2003 (Unaudited)
Amounts in Thousands)

                       % of Net
                        Assets     Value
------------------------------------------
                                   (000)
Air Freight &
  Couriers                0.1%    $    151
Application Software      0.4          618
Auto Components           2.3        3,279
Automobiles               2.4        3,467
Banks                    17.7       25,765
Beverages                 1.0        1,509
Building Products         0.5          813
Chemicals                 3.0        4,380
Commercial Services &
  Supplies                0.2          376
Communications
  Equipment               1.2        1,809
Computers &
  Peripherals             0.2          309
Construction &
  Engineering             0.5          770
Construction
  Materials               2.5        3,610
Distributors              0.2          369
Diversified
  Financials              4.4        6,352
Diversified
  Telecommunications      6.6        9,542
Electric Utilities        2.0        2,988
Electrical Equipment
  & Instruments           3.6        5,205
Food & Drug Retailing     2.9        4,174
Food Products             0.9        1,322
Gas Utilities             0.5          688
Health Care Equipment
  & Supplies              1.1        1,553
Health Care Providers
  & Services              1.0        1,511
Hotels, Restaurants &
  Leisure                 0.6          958
Household Durables        5.0        7,317
Industrial
  Conglomerates           0.9        1,245

                       % of Net
                        Assets     Value
------------------------------------------
                                   (000)
Insurance                 4.0%    $  5,784
Internet Software &
  Services                0.3          386
IT Consulting &
  Services                0.3          406
Leisure Equipment &
  Products                0.2          314
Machinery                 1.7        2,432
Marine                    1.2        1,784
Media                     0.2          300
Metals & Mining           4.6        6,620
Multi-Line Retail         0.2          326
Office Electronics        0.7          975
Oil & Gas                 6.7        9,756
Pharmaceuticals           4.8        6,956
Real Estate               1.5        2,169
Semiconductor
  Equipment &
  Products                3.4        4,965
Software                  0.4          619
Specialty Retail          0.2          300
Textiles & Apparel        0.3          404
Tobacco                   1.2        1,696
Trading Companies &
  Distributors            0.5          667
Water Utilities           0.6          830
Wireless
  Telecommunication
  Services                3.6        5,160
Short-Term
  Investments             2.1        3,148
                        -----     --------
Total Investment
  Portfolio             100.4      146,077
Other Assets Less
  Liabilities            (0.4)        (641)
                        -----     --------
NET ASSETS              100.0%    $145,436
                        =====     ========

48  ANNUAL REPORT TO SHAREHOLDERS



STATEMENT OF NET ASSETS

INTERNATIONAL EQUITY TRUST
December 31, 2003
(Amounts in Thousands)

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Common Stock and Equity Interests -- 98.3%

Australia -- 1.5%
  AMP Limited                                           85         $    319
  BHP Billiton Limited                                  80              732
  Macquarie CountryWide Trust                          174              221
  Macquarie Goodman Industrial Trust                   437              556
  Mirvac Group                                          31              100
  QBE Insurance Group Limited                           41              324
                                                                   --------
                                                                      2,252
                                                                   --------
Belgium -- 3.6%
  Algemene Maatschappij voor Nijverheidskredit
    N.V. (Almanij)                                       9              462
  Colruyt N.V.                                           4              404
  Delhaize Group                                        15              771
  Dexia                                                 43              743
  Fortis                                                19              390
  KBC Bankverzekeringsholding                           14              630
  Mobistar S.A.                                         15              824(A)
  S.A. D'Ieteren N.V.                                    2              369
  Union Miniere S.A.                                     9              596
                                                                   --------
                                                                      5,189
                                                                   --------
Brazil -- 0.3%
  Usinas Siderurgicas de Minas Gerais S.A.
    (Usiminas) - preferred shares                       38              444
                                                                   --------
Canada -- 0.8%
  Bank of Montreal                                       7              306
  Canadian Imperial Bank of Commerce                     7              322
  National Bank of Canada                                8              277
  Power Financial Corporation                            8              322
                                                                   --------
                                                                      1,227
                                                                   --------
Chile -- 0.2%
  Enersis S.A. - ADR                                    48              352
                                                                   --------

                                               ANNUAL REPORT TO SHAREHOLDERS  49

                                                  Shares/Par        Value
---------------------------------------------------------------------------
China -- N.M.
  Euro-Asia Agricultural (Holdings) Company
    Limited                                          5,506         $      0(A,B)
                                                                   --------
Denmark -- 0.6%
  GN Store Nord A/S                                     74              479
  Radiometer A/S                                         2              155
  Topdanmark A/S                                         6              297(A)
                                                                   --------
                                                                        931
                                                                   --------
Finland -- 1.2%
  Fortum Oyj                                            31              324
  Kone Oyj                                               7              416
  Nokia Oyj                                             35              605
  Rautaruukki Oyj                                       48              350(A)
                                                                   --------
                                                                      1,695
                                                                   --------
France -- 8.2%
  Alcatel S.A.                                          49              628(A)
  Assurances Generales de France (AGF)                   7              396
  Aventis S.A.                                           5              304
  Axa                                                   35              744
  BNP Paribas S.A.                                      22            1,364
  Casino Guichard-Perrachon S.A.                         6              534
  Christian Dior S.A.                                    7              405
  CNP Assurances                                        15              785
  Compagnie Generale des Etablissements Michelin         7              330
  Credit Agricole S.A.                                  25              584
  France Telecom S.A.                                   59            1,685(A)
  Imerys S.A.                                            2              442
  Renault S.A.                                           5              345
  Societe Generale                                      13            1,120
  TotalFinaElf S.A.                                     11            1,992
  Valeo S.A.                                             8              316
                                                                   --------
                                                                     11,974
                                                                   --------
Germany -- 7.6%
  BASF A.G.                                             14              763
  Bayerische Hypo- und Vereinsbank A.G.                 21              480(A)

50  ANNUAL REPORT TO SHAREHOLDERS

INTERNATIONAL EQUITY TRUST -- CONTINUED

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Germany -- Continued
  Celanese A.G.                                         17         $    710
  Continental A.G.                                      14              530
  Deutsche Bank A.G.                                     9              746
  Deutsche Telekom A.G.                                 98            1,784(A)
  E. ON A.G.                                             6              378
  Epcos A.G.                                            15              347(A)
  Fresenius A.G. - preferred shares                     10              699
  Infineon Technologies A.G.                            45              619(A)
  Merck KGaA                                            12              508
  Metro A.G.                                             7              326
  SAP A.G.                                               3              445
  Siemens A.G.                                          18            1,460
  ThyssenKrupp A.G.                                     41              813
  United Internet A.G.                                  16              386
                                                                   --------
                                                                     10,994
                                                                   --------
Greece -- 0.9%
  Greek Organization of Football Prognostics            22              317
  National Bank of Greece S.A.                          27              701
  Public Power Corporation (PPC)                        13              309
                                                                   --------
                                                                      1,327
                                                                   --------
Hong Kong -- 0.5%
  CITIC International Financial Holdings Limited       679              370
  The Bank of East Asia, Ltd.                          107              329
                                                                   --------
                                                                        699
                                                                   --------
India -- 2.3%
  Divi's Laboratories Ltd.                              19              647
  Geodesic Information Systems                          74              617
  Oil and Natural Gas Corporation Limited               52              918
  Reliance Industries Ltd.                              63              797
  Transgene Biotech Limited                            246              430(A)
  Transgene Biotech Limited - rights                   246                1(A,B)
                                                                   --------
                                                                      3,410
                                                                   --------

                                               ANNUAL REPORT TO SHAREHOLDERS  51

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Ireland -- 1.0%
  Anglo Irish Bank Corporation plc                      65         $  1,017
  Fyffes plc                                           200              415
                                                                   --------
                                                                      1,432
                                                                   --------
Italy -- 1.2%
  Buzzi Unicem S.p.A.                                   41              478
  ENI S.p.A.                                            52              975
  Merloni Elettrodomestici S.p.A.                       13              246
                                                                   --------
                                                                      1,699
                                                                   --------
Japan -- 19.9%
  ASAHI BREWERIES, LTD.                                 26              237
  ASAHI KASEI CORPORATION                               98              532
  Benesse Corporation                                   15              376
  CANON SALES CO., INC.                                 25              218
  CANON, INC.                                           12              559
  Cleanup Corporation                                   15              203
  COSMO OIL COMPANY, LIMITED                           129              260
  DAIICHI PHARMACEUTICAL CO., LTD.                      16              288
  DAITO TRUST CONSTRUCTION CO., LTD.                    29              849
  EXEDY Corporation                                     21              259
  FUJI SOFT ABC INCORPORATED                             6              175
  Hitachi Construction Machinery Co., Ltd.              22              326
  Japan Radio Co., Ltd.                                167              815(A)
  Kawasaki Kisen Kaisha, Ltd.                           73              363
  KAYABA INDUSTRY CO., LTD.                            108              452
  KDDI CORPORATION                                     0.1              567
  Kobe Steel, Ltd.                                     396              495(A)
  KOYO SEIKO CO., LTD.                                  51              524
  Marubeni Corporation                                 168              321
  Meiji Dairies Corporation                             63              271
  Mitsubishi Electric Corporation                      114              474
  MITSUBISHI GAS CHEMICAL COMPANY, INC.                107              365
  Mitsubishi Rayon Company, Limited                    114              428
  Mitsubishi Tokyo Financial Group, Inc.              0.05              382
  Mitsui Fudosan Co., Ltd.                              92              831
  Mitsui O.S.K. Lines, Ltd.                            100              488

52  ANNUAL REPORT TO SHAREHOLDERS

INTERNATIONAL EQUITY TRUST -- CONTINUED

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Japan -- Continued
  Mitsui Trust Holdings, Inc.                          112         $    626(A)
  NAMCO LIMITED                                         11              313
  NEC Corporation                                       42              309
  NEC Electronics Corporation                            2              168(A)
  NHK SPRING CO., LTD.                                  62              289
  NIPPON MEAT PACKERS, INC.                             23              225
  NIPPON MINING HOLDINGS, INC.                         144              503
  Nippon Steel Corporation                             208              447
  NIPPON TELEGRAPH AND TELEPHONE CORPORATION
    (NTT)                                              0.1              791
  NISSAN MOTOR CO., LTD.                                62              704
  NTT DoCoMo, Inc.                                     0.4            1,030
  OBAYASHI CORPORATION                                  92              411
  ORIX Corporation                                      10              844
  OSAKA GAS CO., LTD.                                  254              688
  RICOH COMPANY, LTD.                                   10              197
  SANDEN CORPORATION                                    73              450
  SANYO SHINPAN FINANCE CO., LTD.                       21              709
  SAPPORO HOLDINGS LIMITED                             127              350
  Sekisui Chemical Co., Ltd.                            73              372
  SHIBAURA MECHATRONICS CORPORATION                     79              577(A)
  Shimadzu Corporation                                 146              604
  Sumitomo Electric Industries, Ltd.                    36              322
  SUMITOMO HEAVY INDUSTRIES, LTD.                      134              304(A)
  Sumitomo Rubber Industries, Ltd.                      59              321
  SUZUKEN CO., LTD.                                      8              263
  SUZUKI MOTOR CORPORATION                              25              370
  TAIHEIYO CEMENT CORPORATION                          210              594
  Takeda Chemical Industries, Ltd.                       7              278
  TDK CORPORATION                                        4              288
  The Sumitomo Trust and Banking Co., Ltd.              97              570
  TIS Inc.                                              12              405
  Tohoku Electric Power Company, Incorporated           41              677
  Tostem Inax Holding Corporation                       24              464

                                               ANNUAL REPORT TO SHAREHOLDERS  53

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Japan -- Continued
  Toyota Motor Corporation                              42         $  1,416
  YAMAHA CORPORATION                                    16              314
  Yamaha Motor Co., Ltd.                                58              633
                                                                   --------
                                                                     28,884
                                                                   --------
Mexico -- 0.3%
  Alfa, S.A.                                           123              368
                                                                   --------
Netherlands -- 5.8%
  ABN AMRO Holding N.V.                                 62            1,449
  Aegon N.V.                                            27              403
  ASML Holding N.V.                                     46              917(A)
  Corio N.V.                                            12              460
  ING Groep N.V.                                        59            1,370
  Koninklijke (Royal) Philips Electronics N.V.          32              928
  QIAGEN N.V.                                           60              741(A)
  Royal Dutch Petroleum Company                         26            1,390
  Versatel Telecom International N.V.                  365              795(A)
                                                                   --------
                                                                      8,453
                                                                   --------
New Zealand -- 0.1%
  Fletcher Building Limited                             49              137
                                                                   --------
Norway -- 0.2%
  Schibsted ASA                                         17              299
  Total Sports Online ASA                                2                1(A,B)
                                                                   --------
                                                                        300
                                                                   --------
Peru -- 0.3%
  Compania de Minas Buenaventura S.A.U. - ADR           14              390
                                                                   --------
Russia -- 0.4%
  Mining and Metallurgical Company Norilsk
    Nickel - ADR                                         8              559
                                                                   --------

54  ANNUAL REPORT TO SHAREHOLDERS

INTERNATIONAL EQUITY TRUST -- CONTINUED

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Singapore -- 1.5%
  Keppel Corporation Limited                            85         $    305
  Neptune Orient Lines Limited                         733              932(A)
  People's Food Holdings Limited                       455              319
  Singapore Post Limited                               369              151
  Sunray Holdings Limited                            1,613              418(A)
                                                                   --------
                                                                      2,125
                                                                   --------
South Africa -- 1.1%
  ABSA Group Limited                                   114              720
  MTN Group Limited                                    110              470(A)
  Telkom South Africa Limited                           45              468
                                                                   --------
                                                                      1,658
                                                                   --------
South Korea -- 1.6%
  Hyundai Heavy Industries Co., Ltd.                    14              425(A)
  Koram Bank                                            62              723(A)
  Pohang Iron & Steel Co., Ltd. (POSCO)                  4              512
  Samsung Electronics Co., Ltd.                          2              606
                                                                   --------
                                                                      2,266
                                                                   --------
Spain -- 4.5%
  Banco Bilbao Vizcaya Argentaria, S.A.                 29              403
  Banco Espanol de Credito, S.A. (Banesto)              55              658(A)
  Banco Santander Central Hispano S.A.                  57              672
  Corporacion Mapfre S.A.                               31              443
  Cortefiel, S.A.                                       33              300
  Endesa, S.A.                                          32              607
  Red Electrica de Espana                               41              665
  Repsol YPF, S.A.                                      25              493
  Telefonica, S.A.                                     155            2,266
                                                                   --------
                                                                      6,507
                                                                   --------
Sweden -- 1.9%
  ForeningsSparbanken A.B. (Swedbank)                   37              728
  Getinge A.B.                                          25              240
  Nordea A.B.                                           73              548
  SSAB Svenskt Stal A.B.                                21              375
  Telefonaktiebolaget LM Ericsson                       54               97(A)

                                               ANNUAL REPORT TO SHAREHOLDERS  55

                                                  Shares/Par        Value
---------------------------------------------------------------------------
Sweden -- Continued
  Trelleborg A.B.                                       20         $    332
  Volvo A.B.                                            14              436
                                                                   --------
                                                                      2,756
                                                                   --------
Switzerland -- 3.7%
  Credit Suisse Group                                   15              541
  Micronas Semiconductor Holding A.G.                   13              554(A)
  Nestle S.A.                                            3              827
  Novartis A.G.                                         22            1,008
  Roche Holdings A.G.                                    4              432
  Swiss Life Holding                                     2              349(A)
  UBS A.G.                                              17            1,136
  Zurich Financial Services A.G.                         4              547(A)
                                                                   --------
                                                                      5,394
                                                                   --------
Taiwan -- 1.4%
  ASE Test Limited - ADR                                96            1,431(A)
  United Microelectronics Corporation - ADR            135              669(A)
                                                                   --------
                                                                      2,100
                                                                   --------
United Kingdom -- 25.7%
  Aggregate Industries plc                             381              581
  Alliance Unichem plc                                  59              549
  Allied Domecq plc                                    120              922
  Anglo American plc                                    33              720
  AstraZeneca Group plc                                 13              632
  Aviva plc                                             31              275
  Balfour Beatty plc                                    92              358
  Barclays plc                                         185            1,644
  Barratt Developments plc                              46              446
  Bellway plc                                           37              455
  BOC Group plc                                         52              785
  Boots Group plc                                       54              670
  Bovis Homes Group plc                                 45              385
  BP Amoco plc                                         291            2,350
  Britannic Group plc                                   56              290(A)
  British American Tobacco plc                          58              803

56  ANNUAL REPORT TO SHAREHOLDERS

INTERNATIONAL EQUITY TRUST -- CONTINUED

                                                  Shares/Par        Value
---------------------------------------------------------------------------
United Kingdom -- Continued
  Cable & Wireless plc                                 389         $    927
  Crest Nicholson plc                                   62              344
  Enterprise Inns plc                                   18              328
  Friends Provident plc                                113              266
  Galen Holdings plc                                    25              314
  Gallaher Group plc                                    83              893
  George Wimpey plc                                     95              634
  GlaxoSmithKline plc                                   93            2,115
  Hanson plc                                            78              573
  HBOS plc                                             104            1,342
  HHG plc                                               71               51(A)
  HSBC Holdings plc                                    209            3,268
  Kelda Group plc                                       99              830
  Kidde plc                                            168              319
  Lloyds TSB Group plc                                  67              535
  Man Group plc                                         15              391
  McCarthy & Stone plc                                  45              412
  MFI Furniture Group plc                              139              373
  Persimmon plc                                         67              638
  Pilkington plc                                       205              350
  Provident Financial plc                               31              363
  Prudential plc                                        35              296
  RMC Group plc                                         65              804
  Royal Bank of Scotland Group plc                      69            2,026
  Shell Transport & Trading Company plc                 75              553
  Somerfield plc                                       201              497
  Taylor Woodrow plc                                    97              462
  Tesco plc                                            192              883
  Vodafone Group plc                                 1,251            3,094

                                               ANNUAL REPORT TO SHAREHOLDERS  57

                                                  Shares/Par        Value
---------------------------------------------------------------------------
United Kingdom -- Continued
  Westbury plc                                          82         $    569
  Wolseley plc                                          25              345
  Xstrata plc                                           66              747
                                                                   --------
                                                                     37,407
                                                                   --------
Total Common Stock and Equity Interests
  (Identified Cost -- $111,983)                                     142,929
---------------------------------------------------------------------------
Repurchase Agreements -- 2.1%

State Street Bank & Trust Company
  0.9%, dated 12/31/03, to be repurchased at
  $1,574 on 1/2/04 (Collateral: $1,565 Sallie
  Mae notes, 3.375%, due 7/15/04, value $1,608)     $1,574            1,574

Goldman, Sachs & Company
  0.97%, dated 12/31/03, to be repurchased at
  $1,574 on 1/2/04 (Collateral: $1,623 Fannie
  Mae mortgage-backed securities, 5%, due
  10/1/33, value $1,613)                             1,574            1,574
                                                                   --------
Total Repurchase Agreements (Identified Cost -- $3,148)               3,148
---------------------------------------------------------------------------
Total Investments -- 100.4% (Identified Cost -- $115,131)           146,077
Other Assets Less Liabilities -- (0.4)%                                (641)
                                                                   --------
NET ASSETS -- 100.0%                                               $145,436
                                                                   ========

58  ANNUAL REPORT TO SHAREHOLDERS

INTERNATIONAL EQUITY TRUST -- CONTINUED

---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in-capital applicable to:
  11,551 Primary Class shares outstanding                          $171,497
   1,071 Financial Intermediary Class shares outstanding             10,067
     307 Institutional Class shares outstanding                       6,027
Undistributed net investment income/(loss)                              439
Accumulated net realized gain/(loss) on investments and
  currency transactions                                             (73,562)
Unrealized appreciation/(depreciation) of investments and
  currency translations                                              30,968
                                                                   --------
NET ASSETS                                                         $145,436
                                                                   ========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                      $11.21
                                                                   ========
  FINANCIAL INTERMEDIARY CLASS                                       $11.53
                                                                   ========
  INSTITUTIONAL CLASS                                                $11.56
                                                                   ========
---------------------------------------------------------------------------

(A) Non-income producing.

(B) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  59

STATEMENT OF OPERATIONS

INTERNATIONAL EQUITY TRUST
For the Year Ended December 31, 2003
(Amounts in Thousands)


------------------------------------------------------------------------------
Investment Income:
Dividends                                                 $ 3,094
Interest                                                       25
    Less foreign tax withheld                                (320)
                                                          -------
      Total income                                                    $ 2,799
Expenses:
Management fee                                                803
Distribution and service fees:
    Primary Class                                             985
    Financial Intermediary Class                               18
Audit and legal fees                                           58
Custodian fee                                                 345
Directors' fees and expenses                                   14
Registration fees                                              32
Reports to shareholders                                        46
Transfer agent and shareholder servicing expense:
    Primary Class                                             158
    Financial Intermediary Class                               18
    Institutional Class                                         2
Other expenses                                                 14
                                                          -------
                                                            2,493
    Less fees waived                                         (152)
                                                          -------
      Total expenses, net of waivers                                    2,341
                                                                      -------
NET INVESTMENT INCOME/(LOSS)                                              458
                                                                      -------
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
    Investments                                             8,458(A)
    Foreign currency transactions                             (19)
                                                          -------
                                                                        8,439
                                                                      -------
Change in unrealized appreciation/(depreciation) of:
    Investments                                            30,434(B)
    Assets and liabilities denominated in foreign
      currencies                                               (8)
                                                          -------
                                                                       30,426
                                                                      -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS                 38,865
------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                        $39,323
------------------------------------------------------------------------------

(A) Net of foreign taxes of $46. See Note 1 to the financial statements.

(B) Net of deferred foreign taxes of $460. See Note 1 to the financial statements.

See notes to financial statements.

60  ANNUAL REPORT TO SHAREHOLDERS

STATEMENT OF CHANGES IN NET ASSETS

INTERNATIONAL EQUITY TRUST
(Amounts in Thousands)

                                                     For the Years Ended
                                                   -----------------------
                                                   12/31/03       12/31/02
--------------------------------------------------------------------------
Change in Net Assets:
Net investment income/(loss)                       $    458       $    221
Net realized gain/(loss) on investments and
  foreign currency transactions                       8,439        (14,030)
Change in unrealized appreciation/(depreciation)
  of investments and assets and liabilities
  denominated in foreign currencies                  30,426          1,592
--------------------------------------------------------------------------
Change in net assets resulting from operations       39,323        (12,217)
Distributions to shareholders from net investment
  income:
      Primary Class                                     (38)            --
      Financial Intermediary Class                     (132)           N/A
      Institutional Class                               (12)            --
Change in net assets from Fund share
  transactions:
      Primary Class                                   2,871        (14,036)
      Financial Intermediary Class                   (2,005)           N/A
      Institutional Class                             2,244             91
Change in net assets from shares issued in
  connection with fund acquisition:
      Primary Class                                   9,952            N/A
      Financial Intermediary Class                   11,540            N/A
      Institutional Class                               527            N/A
--------------------------------------------------------------------------
Change in net assets                                 64,270        (26,162)
Net Assets:
Beginning of year                                    81,166        107,328
--------------------------------------------------------------------------
End of year                                        $145,436       $ 81,166
--------------------------------------------------------------------------
Undistributed net investment income/(loss)         $    439       $    180
--------------------------------------------------------------------------

N/A -- Not Applicable

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  61

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY TRUST

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

PRIMARY CLASS:

                                             Years Ended December 31,
                                ---------------------------------------------------
                                  2003      2002       2001       2000       1999
-----------------------------------------------------------------------------------
Net asset value, beginning of
  year                             $8.02     $9.19     $11.35     $14.23     $12.64
                                ---------------------------------------------------
Investment operations:
  Net investment income/(loss)       .03(A)    .02(A)    (.07)(A)   (.11)        --
  Net realized and unrealized
    gain/(loss) on
    investments, and foreign
    currency transactions           3.16     (1.19)     (2.09)     (2.58)      2.51
                                ---------------------------------------------------
  Total from investment
    operations                      3.19     (1.17)     (2.16)     (2.69)      2.51
                                ---------------------------------------------------
Distributions:
  From net investment income       (.003)       --         --         --       (.05)
  From net realized gain on
    investments                       --        --         --       (.19)      (.87)
                                ---------------------------------------------------
  Total distributions              (.003)       --         --       (.19)      (.92)
                                ---------------------------------------------------
Net asset value, end of year      $11.21     $8.02      $9.19     $11.35     $14.23
                                ===================================================
Ratios/supplemental data:
  Total return                     39.82%   (12.73)%   (19.03)%   (19.10)%    20.58%
  Expenses to average net
    assets                          2.25%(A)  2.25%(A)   2.25%(A)   2.12%      2.13%
  Net investment income/(loss)
    to average net assets            .42%(A)   .23%(A)   (.41)%(A)  (.65)%     (.06)%
  Portfolio turnover rate            131%      109%       202%       193%       148%
Net assets, end of year (in
  thousands)                    $129,535   $81,032   $107,243   $181,500   $295,236
-----------------------------------------------------------------------------------

(A) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 2.25% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 2.39%; 2002, 2.40%; and 2001, 2.27%.

See notes to financial statements.

62  ANNUAL REPORT TO SHAREHOLDERS

INTERNATIONAL EQUITY TRUST -- CONTINUED

FINANCIAL INTERMEDIARY CLASS:

                                                           Period Ended
                                                       December 31, 2003(B)
---------------------------------------------------------------------------
Net asset value, beginning of period                            $9.03
                                                       --------------------
Investment operations:
  Net investment income/(loss)                                    .01(C)
  Net realized and unrealized gain/(loss) on
    investments and foreign currency transactions                2.59
                                                       --------------------
  Total from investment operations                               2.60
                                                       --------------------
Distributions:
  From net investment income                                     (.10)
                                                       --------------------
  Total distributions                                            (.10)
                                                       --------------------
Net asset value, beginning of period                           $11.53
                                                       ====================
Ratios/supplemental data:
  Total return                                                  29.12%(D)
  Expenses to average net assets                                 1.50%(C,E)
  Net investment income/(loss) to average net assets              .54%(C,E)
  Portfolio turnover rate                                         131%
Net assets, end of period (in thousands)                      $12,357
---------------------------------------------------------------------------

(B) For the period May 16, 2003 (commencement of operations) to December 31,
    2003.

(C) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.50% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been 1.72%.

(D) Not annualized.

(E) Annualized.

See notes to financial statements.

                                               ANNUAL REPORT TO SHAREHOLDERS  63

INSTITUTIONAL CLASS:

                                                        Years Ended December 31,
                                      ----------------------------------------------------------
                                      2003        2002         2001         2000         1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of year   $ 8.27       $ 9.40       $11.49       $14.26       $12.64
                                     -----------------------------------------------------------
Investment operations:
  Net investment income/(loss)         0.07(F,G)     .09(F,G)     .01(F)      (.01)         .11
  Net realized and unrealized
    gain/(loss) on investments and
    foreign currency transactions      3.32        (1.22)       (2.10)       (2.57)        2.52
                                     -----------------------------------------------------------
  Total from investment operations     3.39        (1.13)       (2.09)       (2.58)        2.63
                                     -----------------------------------------------------------
Distributions:
  From net investment income           (.10)          --           --           --         (.14)
  From net realized gain on
    investments                          --           --           --         (.19)        (.87)
                                     -----------------------------------------------------------
  Total distributions                  (.10)          --           --         (.19)       (1.01)
                                     -----------------------------------------------------------
Net asset value, end of year         $11.56       $ 8.27       $ 9.40       $11.49       $14.26
                                     ===========================================================
Ratios/supplemental data:
  Total return                        41.32%      (12.02)%     (18.19)%     (18.28)%      21.69%
  Expenses to average net assets       1.25%(F)     1.25%(F)     1.25%(F)     1.20%        1.25%
  Net investment income/(loss) to
    average net assets                  .75%(F)      .99%(F)      .67%(F)      .17%         .82%
  Portfolio turnover rate               131%         109%         202%         193%         148%

Net assets, end of year (in
  thousands)                         $3,544         $134          $85          $70          $50
------------------------------------------------------------------------------------------------

(F) Net of fees waived by LMFA for expenses in excess of a voluntary expense limitation of 1.25% until April 30, 2004. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended December 31, 2003, 1.36%; 2002, 1.37%; and 2001, 1.27%.

(G) Computed using average daily shares outstanding.

See notes to financial statements.

64  ANNUAL REPORT TO SHAREHOLDERS

NOTES TO FINANCIAL STATEMENTS

LEGG MASON GLOBAL TRUST, INC.
(Amounts in Thousands)

1. Significant Accounting Policies:

  The Legg Mason Global Trust, Inc. ("Corporation"), consisting of the Emerging Markets Trust ("Emerging Markets"), Global Income Trust ("Global Income") and the International Equity Trust ("International Equity") (each a "Fund"), is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end investment company. Emerging Markets and International Equity are diversified; Global Income is non-diversified.

  Each Fund has at least two authorized classes of shares: Primary Class and Institutional Class. The Institutional Classes of Emerging Markets and Global Income have not commenced operations. International Equity has an additional authorized class of shares: Financial Intermediary Class. The income and expenses of International Equity are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class and Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ"), which are valued in accordance with the NASDAQ official closing price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are valued at fair value under procedures established by and under the general supervision of the Board of Directors. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

                                               ANNUAL REPORT TO SHAREHOLDERS  65

  Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At December 31, 2003, receivables for securities sold and payables for securities purchased for each Fund were:

                         Receivable for        Payable for
                         Securities Sold   Securities Purchased
---------------------------------------------------------------
Emerging Markets              $869                $1,594
Global Income                   41                 4,375
International Equity            --                   331

  For the year ended December 31, 2003, security transactions (excluding short-term investments) were:

                                  Purchases                      Proceeds From Sales
                      ---------------------------------   ---------------------------------
                      U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
-------------------------------------------------------------------------------------------
Emerging Markets             $    --           $109,974          $    --           $104,607
Global Income                 55,501             30,312           56,681             21,152
International Equity              --            138,001               --            136,928

Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrange-

66  ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON GLOBAL TRUST, INC. -- CONTINUED

ment results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. Each Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid monthly for Global Income, and annually for Emerging Markets and International Equity. Net capital gain distributions, which are calculated at the composite level, are declared and paid after the end of the tax year in which the gain is realized. At December 31, 2003, there were no dividends or capital gain distributions payable for International Equity or Emerging Markets. Global Income had income distributions payable of $254. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within a Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes

  Each Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by each Fund and withheld from dividend and interest income.

  Gains realized upon disposition of Indian and Thai securities held by each Fund are subject to capital gains tax in those countries. The tax on realized gains is paid prior to repatriation of sales proceeds. As of December 31, 2003, there were deferred tax liabilities accrued on unrealized gains of $1,130 and $460 for Emerging Markets and International Equity, respectively.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Funds intend to continue to qualify as regulated investment companies and distribute substantially all taxable

                                               ANNUAL REPORT TO SHAREHOLDERS  67

income and capital gain to their shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  Distributions during the years ended December 31, were characterized as follows for tax purposes:

                        Global Income      International Equity
                     --------------------  --------------------
                     For the Years Ended   For the Years Ended
                         December 31,          December 31,
                     --------------------  --------------------
                       2003       2002       2003       2002
---------------------------------------------------------------
Ordinary income       $3,748     $1,508      $182        $--
                      ------     ------      ----        ---
Total distributions   $3,748     $1,508      $182        $--
                      ======     ======      ====        ===

  No ordinary income or capital gain distributions were paid during the years ended December 31, 2003 and 2002, for Emerging Markets.

  Pursuant to federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year ("post-October loss") as occurring on the first day of the following tax year. For the year ended December 31, 2003, realized capital and currency losses reflected in the accompanying financial statements, which will not be recognized for federal income tax purposes until 2004, are shown in the table below.

  The tax basis components of net assets at December 31, 2003, were:

                                            Emerging   Global    International
                                            Markets    Income       Equity
------------------------------------------------------------------------------
Unrealized appreciation                     $25,553    $ 2,993     $ 30,818
Unrealized depreciation                      (1,310)      (149)        (941)
                                            -------    -------     --------
Net unrealized appreciation/(depreciation)   24,243      2,844       29,877
Undistributed ordinary income                    --         --          439
Capital loss carryforwards                   (5,226)    (5,526)     (72,471)
Post-October loss push and other loss
  deferrals                                     (22)      (262)          --
Paid-in capital                              77,208     47,394      187,591
                                            -------    -------     --------
Net assets                                  $96,203    $44,450     $145,436
                                            =======    =======     ========

68  ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON GLOBAL TRUST, INC. -- CONTINUED

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, capital loss carryforwards are:

Expiration  Emerging   Global   International
 Dec. 31,   Markets    Income      Equity
---------------------------------------------
 2007        $   --    $3,228      $    --
 2008            --     1,987           --
 2009           491       107       34,438
 2010         4,735       205       31,488
 2011            --        --        6,545

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2003, the Funds recorded the following permanent reclassifications, which relate primarily to reclassifications of gains/losses on paydown securities and/or currency transactions. Results of operations and net assets were not affected by these reclassifications.

                                      Emerging   Global    International
                                      Markets    Income       Equity
------------------------------------------------------------------------
Undistributed net investment income    $ 361     $ 1,631       $(19)
Accumulated net realized gain/(loss)     433      (1,222)        19
Paid-in capital                         (794)       (409)        --

  At December 31, 2003, the cost of investments for federal income tax purposes was:

Emerging Markets                      $ 69,224
Global Income                           43,066
International Equity                   116,223

3. Options and Futures:

  As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

                                               ANNUAL REPORT TO SHAREHOLDERS  69

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

PURCHASED OPTION:                IMPACT ON THE FUND:
--------------------------------------------------------------------------
The option expires               Realize a loss in the amount of the cost
                                 of the option.
--------------------------------------------------------------------------
The option is closed through a   Realize a gain or loss depending on
closing sale transaction         whether the proceeds from the closing
                                 sale transaction are greater or less than
                                 the cost of the option.
--------------------------------------------------------------------------
The Fund exercises a call        The cost of the security purchased
option                           through the exercise of the option will
                                 be increased by the premium originally
                                 paid to purchase the option.
--------------------------------------------------------------------------
The Fund exercises a put option  Realize a gain or loss from the sale of the underlying security. The proceeds of
                                 that sale will be reduced by the premium
                                 originally paid to purchase the put
                                 option.
--------------------------------------------------------------------------
WRITTEN OPTION:                  IMPACT ON THE FUND:
----------------------------------------------------------------------------------
The option expires               Realize a gain equal to the amount of the premium
                                 received.
----------------------------------------------------------------------------------
The option is closed through a   Realize a gain or loss without regard to any
closing purchase transaction     unrealized gain or loss on the underlying
                                 security and eliminate the option liability. The
                                 Fund will realize a loss in this transaction if
                                 the cost of the closing purchase exceeds the
                                 premium received when the option was written.
----------------------------------------------------------------------------------
A written call option is         Realize a gain or loss from the sale of the
exercised by the option          underlying security. The proceeds of the sale
purchaser                        will be increased by the premium originally
                                 received when the option was written.
----------------------------------------------------------------------------------
A written put option is          The amount of the premium originally received
exercised by the option          will reduce the cost of the security that the
purchaser                        Fund purchased when the option was exercised.
----------------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option

70  ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON GLOBAL TRUST, INC. -- CONTINUED

value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forgo the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in written call and put options during the year ended December 31, 2003, was:

                                               Calls                   Puts
                                        --------------------   --------------------
                                         Actual                 Actual
            Global Income               Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2002      12        $ 16         16        $  6
Options written                             47          28        131         103
Options closed                             (27)        (25)       (49)        (26)
Options expired                             (4)         (3)       (32)        (15)
Options exercised                          (28)        (16)       (17)        (12)
                                           ---        ----        ---        ----
Options outstanding, December 31, 2003      --        $ --         49        $ 56
                                           ===        ====        ===        ====

  Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by that Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and a Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, the risk of loss in excess of amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at December 31, 2003, for Global Income are listed at the end of its statement of net assets.

                                               ANNUAL REPORT TO SHAREHOLDERS  71

4. Financial Instruments:

Emerging Market Securities

  Each Fund has investments in securities denominated in the currencies of emerging market countries, as well as in securities issued by companies located in emerging market countries and, with respect to Global Income, by governments of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Forward Currency Exchange Contracts

  As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

72  ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON GLOBAL TRUST, INC. -- CONTINUED

  At December 31, 2003, open forward currency exchange contracts (expressed in the contractual currency) were:

Global Income:

                           Contract to
                 -------------------------------   Unrealized
Settlement Date    Receive(A)       Deliver(A)     Gain/(Loss)
--------------------------------------------------------------
02/10/04         AUD       853    USD       600      $    40
02/10/04         USD       517    AUD       739          (37)
02/10/04         CAD     1,094    USD       824           22
02/10/04         USD       900    CAD     1,182          (23)
02/10/04         EUR       204    HUF    54,979           20
02/10/04         EUR     5,421    USD     6,416          406
02/10/04         JPY   122,926    EUR       967         (112)
02/10/04         USD    17,539    EUR    14,811       (1,102)
02/10/04         EUR       204    HUF    54,979          (23)
02/10/04         JPY   122,926    EUR       967           43
02/10/04         JPY   759,745    USD     6,904          197
02/10/04         USD     5,406    JPY   593,742         (143)
02/10/04         GBP       343    USD       576           34
02/10/04         USD       897    GBP       533          (53)
02/10/04         SEK     1,200    USD       152           14
02/10/04         USD     1,372    SEK    10,807         (127)
                                                     -------
                                                     $  (844)
                                                     =======

5. Transactions With Affiliates:

  Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. These voluntary expense waivers are due to expire on April 30, 2004. The following chart shows annual rates

---------------

(A) Definitions of currency abbreviations:
    AUD -- Australian dollar   HUF --Hungarian forint
    CAD -- Canadian dollar     JPY -- Japanese yen
    EUR -- Euro                SEK -- Swedish krona
    GBP -- British pound       USD -- United States dollar

                                               ANNUAL REPORT TO SHAREHOLDERS  73

of management fees, expense limits, management fees waived, and management fees payable for each Fund:

                                                           Year Ended               At
                                                        December 31, 2003   December 31, 2003
                                                        -----------------   ------------------
                              Management    Expense        Management           Management
Fund                             Fee       Limitation      Fees Waived         Fees Payable
----------------------------------------------------------------------------------------------
Emerging Markets
  Primary Class                 1.00%        2.50%            $310                 $57
Global Income
  Primary Class                 0.75%        1.90%             178                   6
International Equity
  Primary Class                 0.75%        2.25%             105                  84
  Financial Intermediary Class  0.75%        1.50%               8                   8
  Institutional Class           0.75%        1.25%               1                   2

  Batterymarch Financial Management, Inc. ("Batterymarch") serves as investment adviser to Emerging Markets and International Equity. Batterymarch is responsible for the actual investment activity of these Funds. LMFA pays Batterymarch a fee for its services at an annual rate equal to 75% of the fee received from Emerging Markets and 66 2/3% of the fee received by LMFA from International Equity.

  Western Asset Management Company ("WAM") serves as investment adviser to Global Income. WAM is responsible for the actual investment activity of the Fund, for which LMFA pays a fee at an annual rate equal to 53 1/3% of the fee received by LMFA from Global Income.

  Western Asset Management Company Limited ("WAML") serves as investment sub-adviser to Global Income. WAM (not the Fund) pays WAML a fee at an annual rate equal to 0.20% of the Fund's average daily net assets, net of any waivers. LMFA pays WAML a sub-administration fee at an annual rate equal to 0.10% of the Fund's average daily net assets, net of any waivers.

74  ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON GLOBAL TRUST, INC. -- CONTINUED

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the NYSE, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's respective Class's average daily net assets, calculated daily and payable monthly, as follows:

                                                      Year Ended              At
                                                   December 31, 2003   December 31, 2003
                                                   -----------------   -----------------
                                                     Distribution      Distribution and
                          Distribution   Service         Fees               Service
                              Fee          Fee          Waived           Fees Payable
----------------------------------------------------------------------------------------
Emerging Markets
  Primary Class              0.75%        0.25%          $ --                $ 76
Global Income
  Primary Class              0.50%        0.25%            --                  28
International Equity
  Primary Class              0.75%        0.25%            30                 112
  Financial Intermediary       --         0.25%             8                   1

  No brokerage commissions were paid by the Funds to Legg Mason or its affiliates during the year ended December 31, 2003. LM Fund Services, Inc. ("LMFS"), a registered transfer agent, has an agreement with the Funds' transfer agent to assist with certain of its duties. For this assistance, the transfer agent paid LMFS the following amounts for the year ended December 31, 2003:
Emerging Markets, $28; Global Income, $16; and International Equity, $50.

  LMFA, Batterymarch, WAM, WAML, Legg Mason and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

6. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the year ended December 31, 2003, the Funds had no borrowings under the Credit Agreement.

7. Acquisition of Legg Mason Europe Fund:

  On May 16, 2003, the International Equity Fund acquired substantially all of the assets of the Europe Fund, pursuant to the Agreement and Plan of Reorganization dated April 30,

                                               ANNUAL REPORT TO SHAREHOLDERS  75

2003, which was approved by the shareholders of the Europe Fund on April 30, 2003. The acquisition was accomplished by a tax-free exchange of 1,277 Financial Intermediary Class shares (having a value of $11,540), 1,140 Primary Class shares (having a value of $9,952), and 58 Institutional Class shares (having a value of $527), for the 1,144 Class A, 1,040 Primary Class, and 52 Institutional Class shares, respectively, of the Europe Fund outstanding at the merger date. The Europe Fund's net assets at that date, which included $2 of undistributed net investment income, $37,749 of accumulated net realized loss and $1,692 of net unrealized gain, were combined with those of the International Equity Fund, resulting in aggregate net assets of $110,920.

8. Fund Share Transactions:

  At December 31, 2003, there were 125,000 shares authorized at $.001 par value for all active classes of each portfolio of the Corporation. Share transactions were:

                                   Emerging Markets        Global Income
                                  -------------------   -------------------
                                     Primary Class         Primary Class
                                  -------------------   -------------------
                                      Year Ended            Year Ended
                                  12/31/03   12/31/02   12/31/03   12/31/02
---------------------------------------------------------------------------
Shares:
  Sold                               1,624        930      1,101        577
  Reinvested                            --         --        382        165
  Repurchased                       (1,082)    (1,538)    (1,201)    (1,327)
                                  --------   --------   --------   --------
  Net Change                           542       (608)       282       (585)
                                  ========   ========   ========   ========
Amount:
  Sold                            $ 18,988   $  9,449   $  9,850   $  4,761
  Reinvested                            --         --      3,369      1,351
  Repurchased                      (11,067)   (14,751)   (10,699)   (10,865)
                                  --------   --------   --------   --------
  Net Change                      $  7,921   $ (5,302)  $  2,520   $ (4,753)
                                  ========   ========   ========   ========

76  ANNUAL REPORT TO SHAREHOLDERS

LEGG MASON GLOBAL TRUST, INC. -- CONTINUED

                                             International Equity
                           --------------------------------------------------------
                                                  Financial
                                                 Intermediary
                              Primary Class         Class       Institutional Class
                           -------------------   ------------   -------------------
                               Year Ended         Year Ended        Year Ended
                           12/31/03   12/31/02   12/31/03(B)    12/31/03   12/31/02
-----------------------------------------------------------------------------------
Shares:
  Sold                        8,152(C)    9,597      1,292(E)       333(G)     31
  Reinvested                      4         --          12            1        --
  Repurchased                (6,708)   (11,157)       (233)         (43)      (24)
                           --------   --------     -------      -------     -----
  Net Change                  1,448     (1,560)      1,071          291         7
                           ========   ========     =======      =======     =====
Amount:
  Sold                     $ 71,222(D) $ 82,245    $11,685(F)   $ 3,206(H)  $ 294
  Reinvested                     36         --         109            8        --
  Repurchased               (58,435)   (96,281)     (2,259)        (443)     (203)
                           --------   --------     -------      -------     -----
  Net Change               $ 12,823   $(14,036)    $ 9,535      $ 2,771     $  91
                           ========   ========     =======      =======     =====

---------------

(B) For the period May 16, 2003 (commencement of sale of Financial Intermediary Class shares) to December 31, 2003.

(C) Includes 1,140 shares issued in connection with fund acquisition (see Note
    7).

(D) Includes $9,952 from fund acquisition (see Note 7).

(E) Includes 1,277 shares issued in connection with fund acquisition (see Note
    7).

(F) Includes $11,540 from fund acquisition (see Note 7).

(G) Includes 58 shares issued in connection with fund acquisition (see Note 7).

(H) Includes $527 from fund acquisition (see Note 7).

                                               ANNUAL REPORT TO SHAREHOLDERS  77

REPORT OF INDEPENDENT AUDITORS

To the Shareholders of Emerging Markets Trust, Global Income Trust, and International Equity Trust, and to the Directors of Legg Mason Global Trust,
Inc.:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Trust, Global Income Trust, and International Equity Trust (comprising the Legg Mason Global Trust, Inc., hereafter referred to as the "Funds") at December 31, 2003, the results of their operations, the changes in their net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with accounting principles generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

January 30, 2004

78  ANNUAL REPORT TO SHAREHOLDERS

DIRECTORS AND OFFICERS

  The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

 --------------------------------------------------------------------------------------------------------
                                TERM OF
                               OFFICE AND
                 POSITION(S)   LENGTH OF       NUMBER OF           OTHER
                  HELD WITH       TIME         LEGG MASON      DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
  NAME AND AGE      FUNDS      SERVED(A)     FUNDS OVERSEEN        HELD        DURING THE PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------------
 INDEPENDENT DIRECTORS:
 --------------------------------------------------------------------------------------------------------
 Lehman, Arnold   Director     Since 1993   Director/Trustee       None        Director of The Brooklyn
   L.(B)                                    of all Legg                        Museum of Art since 1997;
 Age 59                                     Mason funds                        Trustee of American
                                            (consisting of                     Federation of Arts since
                                            22 portfolios).                    1998. Formerly: Director
                                                                               of The Baltimore Museum of
                                                                               Art (1979-1997).
 --------------------------------------------------------------------------------------------------------
 Masters, Robin   Director     Since 2002   Director/Trustee       None        Retired. Director of
 J.W.(B)                                    of all Legg                        Bermuda SMARTRISK
 Age 48                                     Mason funds                        (non-profit) since 2001.
                                            (consisting of                     Formerly: Chief Investment
                                            22 portfolios).                    Officer of ACE Limited
                                                                               (insurance) (1986-2000).
 --------------------------------------------------------------------------------------------------------
 McGovern, Jill   Director     Since 1993   Director/Trustee       None        Chief Executive Officer of
 E.(B)                                      of all Legg                        The Marrow Foundation
 Age 59                                     Mason funds                        since 1993. Formerly:
                                            (consisting of                     Executive Director of the
                                            22 portfolios).                    Baltimore International
                                                                               Festival (1991-1993);
                                                                               Senior Assistant to the
                                                                               President of The Johns
                                                                               Hopkins University (1985-
                                                                               1990).
 --------------------------------------------------------------------------------------------------------
 Mehlman,         Director     Since 2002   Director/Trustee       None        Retired. Director of The
 Arthur S.(B)                               of all Legg                        League for People with
 Age 62                                     Mason funds                        Disabilities, Inc.;
                                            (consisting of                     Director of University of
                                            22 portfolios).                    Maryland Foundation and
                                                                               University of Maryland
                                                                               College Park Foundation
                                                                               (non-profits). Formerly:
                                                                               Partner, KPMG LLP
                                                                               (international accounting
                                                                               firm) (1972-2002).
 --------------------------------------------------------------------------------------------------------

                                               ANNUAL REPORT TO SHAREHOLDERS  79

 --------------------------------------------------------------------------------------------------------
                                TERM OF
                               OFFICE AND
                 POSITION(S)   LENGTH OF       NUMBER OF           OTHER
                  HELD WITH       TIME         LEGG MASON      DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
  NAME AND AGE      FUNDS      SERVED(A)     FUNDS OVERSEEN        HELD        DURING THE PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------------
 INDEPENDENT DIRECTORS (CONTINUED):
 --------------------------------------------------------------------------------------------------------
 O'Brien, G.      Director     Since 1999   Director/Trustee  Director of the  Trustee of Colgate
 Peter(B)                                   of all Legg       Royce Family of  University; President of
 Age 58                                     Mason funds       Funds            Hill House, Inc.
                                            (consisting of    (consisting of   (residential home care).
                                            22 portfolios).   19 portfolios);  Formerly: Managing
                                                              Director of      Director, Equity Capital
                                                              Renaissance      Markets Group of Merrill
                                                              Capital          Lynch & Co. (1971- 1999).
                                                              Greenwich
                                                              Funds; Director
                                                              of Technology
                                                              Investment
                                                              Capital Corp.
 --------------------------------------------------------------------------------------------------------
 Rowan, S.        Director     Since 2002   Director/Trustee  None             Consultant, Rowan &
 Ford(B)                                    of all Legg                        Blewitt Inc. (management
 Age 60                                     Mason funds                        consulting); Visiting
                                            (consisting of                     Associate Professor,
                                            22 portfolios).                    George Washington
                                                                               University since 2002;
                                                                               Director of Santa Fe
                                                                               Institute (scientific
                                                                               research institute) since
                                                                               1999; Director of
                                                                               Annapolis Center for
                                                                               Science-Based Public
                                                                               Policy since 1995.
 --------------------------------------------------------------------------------------------------------
 INTERESTED DIRECTORS:
 --------------------------------------------------------------------------------------------------------
 Curley, John     Chairman     Since 1993   Chairman and      None             Director and/or officer of
   F., Jr.(C)     and                       Director/                          various Legg Mason
 Age 64           Director                  Trustee of all                     affiliates. Formerly: Vice
                                            Legg Mason funds                   Chairman and Director of
                                            (consisting of                     Legg Mason, Inc. and Legg
                                            22 portfolios).                    Mason Wood Walker,
                                                                               Incorporated; Director of
                                                                               Legg Mason Fund Adviser,
                                                                               Inc. and Western Asset
                                                                               Management Company (each a
                                                                               registered investment
                                                                               adviser).
 --------------------------------------------------------------------------------------------------------
 Fetting, Mark    President    President    President and     Director of the  Executive Vice President
 R.(C)            and          since        Director/         Royce Family of  of Legg Mason, Inc.;
 Age 49           Director     2001;        Trustee of all    Funds            director and/or officer of
                               Director     Legg Mason funds  (consisting of   various Legg Mason
                               since 2002   (consisting of    19 portfolios).  affiliates since 2000.
                                            22 portfolios).                    Formerly: Division
                                                                               President and Senior
                                                                               Officer of Prudential
                                                                               Financial Group, Inc. and
                                                                               related companies,
                                                                               including fund boards and
                                                                               consulting services to
                                                                               subsidiary companies
                                                                               (1991-2000); Partner,
                                                                               Greenwich Associates; Vice
                                                                               President, T. Rowe Price
                                                                               Group, Inc.
 --------------------------------------------------------------------------------------------------------

80  ANNUAL REPORT TO SHAREHOLDERS

 --------------------------------------------------------------------------------------------------------
                                TERM OF
                               OFFICE AND
                 POSITION(S)   LENGTH OF       NUMBER OF           OTHER
                  HELD WITH       TIME         LEGG MASON      DIRECTORSHIPS    PRINCIPAL OCCUPATION(S)
  NAME AND AGE      FUNDS      SERVED(A)     FUNDS OVERSEEN        HELD        DURING THE PAST FIVE YEARS
 --------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:
 --------------------------------------------------------------------------------------------------------
 Karpinski,       Vice         Since 1993   Vice President    None             Vice President and
   Marie K.(D)    President                 and Treasurer of                   Treasurer of Legg Mason
 Age 54           and                       all Legg Mason                     Fund Adviser, Inc. and
                  Treasurer                 funds                              Western Asset Funds, Inc.;
                                            (consisting of                     Treasurer and Principal
                                            22 portfolios).                    Financial and Accounting
                                                                               Officer of Pacific
                                                                               American Income Shares,
                                                                               Inc., Western Asset
                                                                               Premier Bond Fund, Western
                                                                               Asset/ Claymore U.S.
                                                                               Treasury Inflation
                                                                               Protected Securities Fund,
                                                                               and Western Asset/Claymore
                                                                               U.S. Treasury Inflation
                                                                               Protected Securities Fund
                                                                               2.
 --------------------------------------------------------------------------------------------------------
 Merz, Gregory    Vice         Since 2003   Vice President,   None             Vice President and Deputy
 T.(D)            President,                Secretary and                      General Counsel of Legg
 Age 45           Secretary                 Chief Legal                        Mason, Inc. since 2003.
                  and Chief                 Officer of all                     Formerly: Associate
                  Legal                     Legg Mason funds                   General Counsel, Fidelity
                  Officer                   (consisting of                     Investments (1993- 2002);
                                            22 portfolios)                     Senior Associate,
                                                                               Debevoise & Plimpton
                                                                               (1985-1993).
 --------------------------------------------------------------------------------------------------------

   ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544.

---------------

(A) Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re- election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O'Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

(C) Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Corporation by virtue of being employees of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(D) Officers of the Corporation are interested persons (as defined in the 1940
    Act).

                                                                           NOTES

NOTES

Investment Advisers

   For Emerging Markets Trust and International Equity Trust:
      Batterymarch Financial Management, Inc.
      Boston, MA

   For Global Income Trust:
      Western Asset Management Company
      Pasadena, CA

Investment Sub-Adviser

   For Global Income Trust:
      Western Asset Management Company Limited
      London, England

Investment Manager

   Legg Mason Fund Adviser, Inc.
   Baltimore, MD

Board of Directors

   John F. Curley, Jr., Chairman
   Mark R. Fetting, President
   Arnold L. Lehman
   Robin J.W. Masters
   Dr. Jill E. McGovern
   Arthur S. Mehlman
   G. Peter O'Brien
   S. Ford Rowan

Officers

   Marie K. Karpinski, Vice President and Treasurer
   Gregory T. Merz, Vice President, Secretary and Chief Legal Officer Wm. Shane Hughes, Assistant Treasurer

Transfer and Shareholder Servicing Agent

   Boston Financial Data Services
   Braintree, MA

Custodian

   State Street Bank & Trust Company
   Boston, MA

Counsel

   Kirkpatrick & Lockhart LLP
   Washington, DC

Independent Auditors

   PricewaterhouseCoopers LLP
   Baltimore, MD

ABOUT THE LEGG MASON FUNDS

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.


This report is not to be distributed unless preceded or accompanied by a prospectus.


LEGG MASON FUNDS                LEGG MASON INSTITUTIONAL FUNDS
For Primary Class Shareholders  For FI and I Class
800-822-5544                      Shareholders
www.leggmasonfunds.com          888-425-6432
                                www.lminstitutionalfunds.com

                      LEGG MASON WOOD WALKER, INCORPORATED
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                  410-539-0000

LMF-042                                                  [LEGG MASON FUNDS LOGO]

Item 2 - Code of Ethics
Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        THE REGISTRANT, LEGG MASON GLOBAL TRUST, INC. ON AUGUST 6, 2003, ADOPTED A CODE OF ETHICS THAT APPLIES TO THE FUND PRESIDENT AND TREASURER, A COPY OF WHICH IS ATTACHED AS AN EXHIBIT TO THIS FORM N-CSR.

Item 3 - Audit Committee Financial Expert
Did the registrant's board of directors determine that the registrant either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        THE DIRECTORS OF LEGG MASON GLOBAL TRUST, INC. DETERMINED THAT THE FUND HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

        MR. ARTHUR S. MEHLMAN IS THE AUDIT COMMITTEE FINANCIAL EXPERT. HE IS "INDEPENDENT."

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

        FY 02 - $139,000
        FY 03 - $125,290

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEM (a) ABOVE.

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category.

        FY 02 - $3,200
        FY 03 - $2,610

        SERVICES INCLUDE PREPARATION OF FEDERAL AND STATE INCOME TAX RETURNS, REVIEW OF EXCISE TAX DISTRIBUTION REQUIREMENTS AND PREPARATION OF EXCISE TAX RETURNS.

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
        (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category.

        THERE WERE NO ADDITIONAL FEES DURING EACH OF THE LAST TWO FISCAL YEARS THAT WERE NOT DISCLOSED IN ITEMS (a) OR (c) ABOVE.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        THE AUDIT COMMITTEE'S ONLY POLICY IS DELEGATION TO ITS CHAIRPERSON OF THE AUTHORITY TO PRE-APPROVE ITEMS THAT REQUIRE A DECISION PRIOR TO THE NEXT MEETING OF THE COMMITTEE.

        (2) Disclose the percentage of services described in each of paragraphs
        (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        NONE.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

        NOT APPLICABLE.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

        FY 02 - $542,653
        FY 03 - $883,350

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        THE MEMBERS OF THE AUDIT COMMITTEE OF LEGG MASON GLOBAL TRUST, INC. HAVE CONSIDERED WHETHER THE NON-AUDIT SERVICES THAT WERE RENDERED BY THE FUND'S PRINCIPAL ACCOUNTANT TO THE ENTITIES SPECIFIED IN THIS ITEM AND THAT WERE NOT PRE-

        APPROVED BY THE AUDIT COMMITTEE ARE COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.


Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures
For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

               (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240-13a-15(b) or 240.15d-15(b)).

        WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, THE REGISTRANT'S PRESIDENT AND TREASURER REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, SUCH OFFICERS DETERMINED THAT THE PROCEDURES ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

        THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING DURING THE REGISTRANT'S LAST HALF-YEAR THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 10 - Exhibits
    (a)    File the exhibits listed below as part of this Form.
    (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item requirements through filing of an exhibit.

        (ATTACHED)

    (a)(2)A separate certification for each principal execute officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

        (ATTACHED)

    (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C.
        78r), or other wise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:  /s/ Mark R. Fetting
---------------------------------

Mark R. Fetting
President,
Legg Mason Global Trust, Inc.

Date:    2/20/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mark R. Fetting
-------------------------------

Mark R. Fetting
President,
Legg Mason Global Trust, Inc.

Date:   2/20/04


By: /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer,
Legg Mason Global Trust, Inc.

Date:   2/20/04